UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Conservative Income Municipal Bond Fund

September 30, 2016

CMB-QTLY-1116
1.967799.102

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 49.2%
	Principal Amount	Value
Alabama - 0.9%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
2% 3/1/18	500,000	506,750
3% 3/1/19	550,000	576,076
Series 2016 B, 5% 3/1/19	900,000	985,347
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	3,000,000	3,017,340
Series 2009 E, 1.65%, tender 3/20/17 (a)	725,000	726,849
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/18	1,000,000	1,052,220

TOTAL ALABAMA		6,864,582

Arizona - 0.3%
Arizona Board of Regents Arizona State Univ. Rev. Series 2011, 3% 8/1/17	125,000	127,114
Arizona Ctfs. of Prtn.:
Series 2008 A, 4% 9/1/17 (FSA Insured)	145,000	149,070
Series 2010 A:
5% 10/1/17 (FSA Insured)	150,000	156,056
5% 10/1/18 (FSA Insured)	140,000	151,029
Series 2013 A, 3% 10/1/17	100,000	102,073
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/17	500,000	522,915
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2013 A2, 5% 9/1/17	275,000	285,194
Series 2015 A, 5% 9/1/19	375,000	416,933
Arizona School Facilities Board Rev. 5% 7/1/17 (AMBAC Insured)	125,000	128,398
Glendale Gen. Oblig. Series 2015, 4% 7/1/18 (FSA Insured)	370,000	388,755

TOTAL ARIZONA		2,427,537

California - 0.5%
California Health Facilities Fing. Auth. Rev.:
Series 2011 A, 5% 3/1/17	350,000	355,936
4% 3/1/17	500,000	506,255
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2006 A, 1.375%, tender 4/2/18 (a)	2,440,000	2,452,078
Series 2006 D, 4.25%, tender 11/1/16 (FGIC Insured) (a)	575,000	576,472

TOTAL CALIFORNIA		3,890,741

Colorado - 0.2%
Colorado Health Facilities Auth. Rev.:
Series 2008 D1, 5% 10/1/16	75,000	75,000
Series 2011 A:
5% 2/1/17	225,000	227,891
5% 2/1/18	95,000	99,951
Series 2011, 4% 2/1/17	350,000	353,378
5.125% 10/1/17	50,000	52,010
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	250,000	284,163
Denver City & County Arpt. Rev.:
Series 2011 A, 4% 11/15/17 (b)	50,000	51,664
Series 2011 B, 5% 11/15/16 (b)	250,000	251,180
Series 2012 A, 4% 11/15/17 (b)	75,000	77,496

TOTAL COLORADO		1,472,733

Connecticut - 3.5%
Connecticut Gen. Oblig.:
Series 2006 E, 5% 12/15/18	175,000	176,458
Series 2012 D:
1.36% 9/15/17 (a)	2,000,000	2,000,920
1.61% 9/15/18 (a)	1,945,000	1,950,427
1.76% 9/15/19 (a)	2,365,000	2,387,302
Series 2013 A:
1.39% 3/1/19 (a)	275,000	274,643
5% 10/15/19	800,000	891,896
Series 2013 D:
1.72% 8/15/18 (a)	3,000,000	3,014,340
1.72% 8/15/19 (a)	1,000,000	1,008,010
Series 2014 C, 5% 6/15/17	185,000	190,315
Series 2014 H, 5% 11/15/18	150,000	162,239
Series 2015 C, 1.59% 6/15/18 (a)	795,000	796,797
Series 2016 B:
5% 5/15/19	2,000,000	2,200,200
5% 5/15/20	1,000,000	1,133,510
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	1,760,000	1,763,432
(Yale New Haven Hosp. Proj.) Series B, 0.901%, tender 7/1/19 (a)	3,000,000	2,977,020
Series 2010 A2, 1.2%, tender 2/1/19 (a)	475,000	475,214
Series A:
4% 7/1/17	200,000	204,448
5% 7/1/20	1,155,000	1,310,902
Series N:
4% 7/1/17	190,000	194,226
5% 7/1/17	245,000	252,156
New Britain Gen. Oblig. Series 2016 A:
5% 3/1/17	1,000,000	1,015,810
5% 3/1/18	1,000,000	1,054,240

TOTAL CONNECTICUT		25,434,505

District Of Columbia - 0.4%
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/17	385,000	397,139
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (a)	300,000	315,219
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2010 B, 5% 10/1/16 (b)	410,000	410,000
Series 2011 C, 4% 10/1/17 (b)	250,000	257,513
Series 2012 A, 5% 10/1/18 (b)	200,000	215,302
Series B 5% 10/1/16 (b)	615,000	615,000
5% 10/1/16 (b)	450,000	450,000

TOTAL DISTRICT OF COLUMBIA		2,660,173

Florida - 2.5%
Broward County Arpt. Sys. Rev. 5% 10/1/16	25,000	25,000
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (b)	250,000	267,990
Citizens Property Ins. Corp.:
Series 2009 A1, 6% 6/1/17	260,000	268,783
Series 2011 A1:
5% 6/1/18	580,000	619,481
5% 6/1/19	45,000	49,605
Series 2015 A2, 1.69% 6/1/18 (a)	1,000,000	997,390
Escambia County Poll. Cont. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2003, 1.15%, tender 6/21/18 (a)	3,500,000	3,495,835
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2012 A, 4% 12/1/16	185,000	185,881
Florida Mid-Bay Bridge Auth. Rev. Series 2015 C:
5% 10/1/17	250,000	259,185
5% 10/1/18	275,000	294,632
Florida Muni. Pwr. Agcy. Rev.:
(All-Requirements Pwr. Supply Proj.) Series 2015 B, 5% 10/1/17	565,000	587,182
(Stanton Proj.) Series 2008, 5% 10/1/16	250,000	250,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2008 A, 5.25% 10/1/17 (FSA Insured) (b)	250,000	260,378
Series 2010 A, 4% 10/1/16	240,000	240,000
Series 2010 B, 4.25% 10/1/18 (b)	165,000	175,265
6% 10/1/17 (b)	60,000	62,932
Halifax Hosp. Med. Ctr. Rev. Series 2016:
4% 6/1/18	500,000	523,720
5% 6/1/19	250,000	273,858
Lake County School Board Ctfs. of Prtn. Series 2014 A:
4% 6/1/18 (FSA Insured)	95,000	99,491
5% 6/1/17 (FSA Insured)	140,000	143,667
Lakeland Hosp. Sys. Rev. Series 2016:
3% 11/15/17	315,000	321,870
4% 11/15/18	500,000	530,495
5% 11/15/19	265,000	295,918
Lee County Arpt. Rev. Series 2010 A, 5% 10/1/17 (FSA Insured) (b)	240,000	249,422
Miami-Dade County Aviation Rev.:
Series 2008 E, 5.375% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	115,000	120,055
Series 2010 B:
5% 10/1/17	285,000	296,189
5% 10/1/18	465,000	501,344
Series 2012 B, 4% 10/1/17	685,000	705,173
Miami-Dade County Expressway Auth.:
Series 2013 A, 5% 7/1/17	100,000	103,079
Series 2014 B:
5% 7/1/17	370,000	381,392
5% 7/1/18	590,000	631,318
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/18 (AMBAC Insured)	365,000	390,813
Series 2008 B:
5% 5/1/17	570,000	583,235
5% 5/1/18 (Assured Guaranty Corp. Insured)	300,000	318,378
Series 2015 A, 5% 5/1/20	1,350,000	1,525,298
Series A, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	255,805
Series B, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	613,932
Reedy Creek Impt. District Utils. Rev. Series 2013 1, 5% 10/1/17	570,000	592,669
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	95,000	99,361
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 4% 9/1/17	475,000	488,072

TOTAL FLORIDA		18,084,093

Georgia - 2.2%
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/17 (b)	100,000	100,994
Series 2014 C, 5% 1/1/18 (b)	150,000	157,443
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 1.8%, tender 4/3/18 (a)	12,750,000	12,859,140
1.375%, tender 4/4/17 (a)	1,905,000	1,908,353
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/18	150,000	157,962
(Unrefunded Balance Proj.) Series 2008, 5.75% 1/1/19	45,000	48,691
Series B:
5% 1/1/17	150,000	151,521
6.25% 1/1/17	445,000	450,834
4.25% 1/1/18	100,000	104,079
5% 11/1/17	180,000	188,075
6.25% 1/1/17	115,000	116,508

TOTAL GEORGIA		16,243,600

Hawaii - 0.0%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/18 (b)	155,000	165,799
Illinois - 6.4%
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2006, 5% 12/1/16	650,000	654,050
Series 2011 C, 5% 12/1/16	1,570,000	1,579,781
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 B, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	340,000	358,306
Series 2010 A, 5% 1/1/17	295,000	297,918
Series 2011 B:
4% 1/1/17	100,000	100,751
5% 1/1/17 (b)	135,000	136,316
5% 1/1/17	360,000	363,560
5% 1/1/18 (b)	60,000	62,893
Series B, 5% 1/1/18 (FSA Insured)	180,000	181,741
Chicago Park District Gen. Oblig.:
Series 2008 G, 5% 1/1/17	620,000	625,332
Series 2008 H, 5% 1/1/17	450,000	453,870
Series 2011 B, 4% 1/1/17	830,000	835,171
Series 2011 D:
4% 1/1/18	375,000	387,585
5% 1/1/17	340,000	342,924
Series 2013 B, 4% 1/1/17	100,000	100,623
Series 2014 D, 4% 1/1/18	500,000	516,780
5% 1/1/17	125,000	126,075
5% 1/1/17	300,000	302,580
Chicago Wastewtr. Transmission Rev.:
Series 2006 A, 4% 1/1/17	100,000	100,642
Series 2006 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	145,000	146,335
Series 2008 C, 4% 1/1/17	1,350,000	1,358,478
Series 2010 A, 3% 1/1/18	60,000	61,078
5.5% 1/1/17	375,000	378,743
Chicago Wtr. Rev.:
Series 2006 A, 5% 11/1/16 (AMBAC Insured)	635,000	636,689
Series 2012:
4% 11/1/16	255,000	255,497
5% 11/1/16	325,000	325,865
5% 11/1/16 (FSA Insured)	250,000	250,693
5% 11/1/17 (FSA Insured)	330,000	343,174
Cook County Gen. Oblig.:
Series 2009 A:
4% 11/15/16	820,000	822,575
5% 11/15/17	1,200,000	1,247,580
Series 2011 A, 4% 11/15/16	1,450,000	1,454,553
Series 2014 A:
5% 11/15/16	320,000	321,360
5% 11/15/17	450,000	467,843
5% 11/15/18	200,000	214,924
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	710,000	738,152
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B1, 1.1%, tender 2/15/18 (a)	2,270,000	2,272,134
Illinois Fin. Auth. Rev.:
Bonds Series E, 5%, tender 5/1/17 (a)	1,025,000	1,048,862
Series 2008 A, 4.375% 7/1/17	250,000	256,060
Series 2008 B, 5.5% 8/15/19	250,000	269,625
Series 2008 D, 5.5% 11/1/18	280,000	299,832
Series 2010 A, 5.5% 5/1/17 (Escrowed to Maturity)	100,000	102,613
Series 2010, 5% 2/15/17	100,000	101,418
Series 2011 A1, 4% 4/1/17	190,000	192,886
Series 2012 A:
5% 5/15/17	105,000	107,513
5% 5/15/18	1,310,000	1,390,696
Series 2015 A:
4% 11/15/17	240,000	247,637
5% 11/15/16	1,000,000	1,004,430
5% 11/15/17	125,000	130,425
5% 11/15/18	250,000	270,398
Series 2016 A, 5% 7/1/19	600,000	660,042
Series 2016:
3% 11/15/17	200,000	204,340
4% 11/15/18	250,000	264,763
5% 11/15/19	320,000	356,499
5% 8/15/17	225,000	232,835
Illinois Gen. Oblig.:
Series 2004 A, 5% 3/1/17	75,000	75,252
Series 2004, 5% 11/1/17 (AMBAC Insured)	2,000,000	2,015,600
Series 2006:
5% 1/1/17	100,000	100,303
5% 1/1/18	250,000	250,710
Series 2007 A, 5% 6/1/18 (FSA Insured)	435,000	444,252
Series 2007 B:
5% 1/1/17	300,000	302,850
5.25% 1/1/18	915,000	953,366
Series 2007, 5% 6/1/17 (FSA Insured)	250,000	256,148
Series 2008, 4.5% 4/1/18	375,000	379,463
Series 2010:
5% 1/1/17	675,000	681,413
5% 1/1/17 (FSA Insured)	750,000	757,125
5% 1/1/18	280,000	290,886
Series 2012, 5% 3/1/17	500,000	507,865
Series 2014:
3% 2/1/17	350,000	352,184
4% 2/1/17	550,000	555,198
4% 2/1/18	810,000	832,947
5% 5/1/17	675,000	689,540
3% 1/1/18	500,000	507,250
5% 8/1/17	1,795,000	1,848,204
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 A, 5.25% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,100,000	4,155,842
Series 2007 C, 5.25% 2/1/20	250,000	282,700
Illinois Sales Tax Rev. Series 2013, 5% 6/15/17	75,000	77,102
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 B1, 5% 12/1/16	490,000	493,116
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 B, 5% 6/15/18	810,000	816,423
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	64,753
0% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	73,082
0% 6/15/17 (Escrowed to Maturity)	10,000	9,937
0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	44,358
0% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	105,000	101,586
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	115,503
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 5% 6/1/17	1,095,000	1,125,145
Univ. of Illinois Board of Trustees Ctfs. of Prtn.:
Series 2008 A, 5% 10/1/16 (Escrowed to Maturity)	5,000	5,000
Series 2014 A, 5% 10/1/18	500,000	536,615
5% 10/1/16 (FSA Insured)	350,000	350,000
Univ. of Illinois Rev. Series 2000, 0% 4/1/17	100,000	99,205
Will County Illinois Series 2016, 4% 11/15/18	315,000	334,212

TOTAL ILLINOIS		46,448,580

Indiana - 1.1%
Indiana Fin. Auth. Health Sys. Rev. Series 2008 C, 5.5% 11/1/17	125,000	130,928
Indiana Fin. Auth. Hosp. Rev.:
Series 2011 N, 5% 3/1/17	325,000	330,486
Series 2014 A, 3% 12/1/16	275,000	275,941
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2011 B, 5% 10/1/16	450,000	450,000
Series 2012 A:
4% 10/1/16	1,005,000	1,005,000
5% 10/1/18	705,000	760,977
Series 2014 A, 4% 10/1/16	550,000	550,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 2006 B8, 4.1%, tender 11/3/16 (a)	830,000	832,058
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001:
1.6%, tender 2/1/17 (a)	35,000	35,084
1.6%, tender 2/1/17 (a)	160,000	160,338
Indianapolis Gas Util. Sys. Rev. 3.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	175,000	177,816
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/20 (b)	2,685,000	2,997,212
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/17	655,000	680,650

TOTAL INDIANA		8,386,490

Kansas - 0.4%
Johnson County Unified School District # 233 Series 2016 A:
2% 9/1/18	1,250,000	1,274,963
5% 9/1/20	1,250,000	1,435,850
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 4% 9/1/17	175,000	179,832

TOTAL KANSAS		2,890,645

Kentucky - 1.9%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/18	325,000	335,897
4% 2/1/20	800,000	857,832
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	5,000,000	4,967,300
Kenton County Arpt. Board Arpt. Rev. Series 2016, 5% 1/1/20	215,000	240,802
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	550,000	568,667
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	725,000	756,052
Series 2016 B, 5% 11/1/19	2,000,000	2,224,700
Louisville & Jefferson County Series 2016 A, 5% 10/1/18	1,100,000	1,184,623
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2001 B, 1.35%, tender 5/1/18 (a)(b)	500,000	500,465
Series 2003 A, 1.65%, tender 4/3/17 (a)	2,005,000	2,010,714
Series 2007 B, 1.15%, tender 6/1/17 (a)	100,000	100,045

TOTAL KENTUCKY		13,747,097

Louisiana - 2.0%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/17	1,850,000	1,897,342
5% 6/1/18	1,500,000	1,593,900
Louisiana Gen. Oblig. Series 2016 A:
4% 9/1/19	1,500,000	1,624,050
5% 9/1/20	2,185,000	2,497,258
Louisiana Loc Govt. Envirl Facilities Bonds Series 2013, 1.066%, tender 8/1/18 (a)	5,475,000	5,445,271
Louisiana Pub. Facilities Auth. Rev.:
Series 2009 A, 5% 7/1/17	1,225,000	1,261,334
Series 2015, 5% 7/1/18	100,000	106,877

TOTAL LOUISIANA		14,426,032

Massachusetts - 2.7%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	1,025,000	1,165,763
Bonds:
Series 2011 K5, 5%, tender 1/18/18 (a)	1,870,000	1,964,323
1.39%, tender 1/30/18 (a)	7,485,000	7,471,452
Series 2012 L, 5% 7/1/17	165,000	169,981
Series 2013 F, 4% 7/1/18	405,000	425,096
Series N, 5% 10/1/16	215,000	215,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 1.6%, tender 5/1/17 (a)(b)	150,000	150,410
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	5,000,000	5,000,900
Series 1998 C, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	180,000	176,470
Series 2007 A, 0.967% 11/1/18 (a)	725,000	725,261
Series 2012 D, 1.27% 1/1/18 (a)	1,500,000	1,500,720
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Partners HealthCare Sys., Inc. Proj.) Series 2007 G, 5% 7/1/18	100,000	103,162
Bonds Series 2007 G6, 1.72%, tender 10/6/16 (a)	300,000	301,374
Series 2004 D, 5% 11/15/16	375,000	376,759
Series 2008 E2, 5% 7/1/17	120,000	123,550

TOTAL MASSACHUSETTS		19,870,221

Michigan - 4.9%
Battle Creek School District Series 2016, 5% 5/1/18	1,000,000	1,059,320
Chippewa Valley Schools Series 2016, 5% 5/1/19	1,730,000	1,897,395
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	2,000,000	2,188,720
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	765,000	839,021
Lake Orion Cmnty. School District 5% 5/1/19	900,000	987,084
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	535,000	573,253
4% 5/1/20	1,215,000	1,329,137
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. Series 2011 E, 3% 11/15/17	240,000	245,021
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	1,000,000	1,096,760
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2011 IA, 5% 10/15/16	200,000	200,234
Michigan Fin. Auth. Rev.:
Bonds Series 2015 D1, 0.958%, tender 10/15/18 (a)	1,955,000	1,948,021
Series 2010 A, 5% 12/1/18	325,000	352,505
Series 2012, 4% 11/15/17	280,000	289,352
Series 2014, 4% 6/1/18	300,000	314,787
Series 2015 A, 5% 5/15/19	250,000	274,483
Series 2016:
2% 1/1/18 (c)	125,000	126,346
3% 1/1/19(c)	100,000	103,914
3% 1/1/20 (c)	150,000	157,907
5% 11/15/18	540,000	583,351
5% 11/15/19	500,000	557,845
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	5,000,000	5,306,250
5% 3/15/20	1,000,000	1,131,460
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2006 A, 5% 11/15/17	500,000	502,370
Bonds:
(Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	600,000	601,536
Series 2010 F1, 2%, tender 5/30/18 (a)	790,000	803,177
Series 2010 F4, 1.95%, tender 4/1/20 (a)	700,000	718,130
Series 2012 A, 5% 6/1/17	125,000	128,258
Oakland Univ. Rev.:
Series 2012:
4% 3/1/17	405,000	410,067
4% 3/1/18	130,000	135,429
Series 2013 A, 4% 3/1/18	400,000	416,704
Portage Pub. Schools Series 2016:
5% 5/1/19	525,000	575,941
5% 11/1/19	740,000	824,560
5% 5/1/20	675,000	762,649
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	270,000	291,136
Roseville Cmnty. Schools Series 2014, 5% 5/1/18	410,000	434,321
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/17	375,000	388,729
5% 9/1/18	465,000	499,833
Warren Consolidated School District Series 2016:
4% 5/1/18	550,000	574,877
4% 5/1/19	1,000,000	1,070,440
Wayne-Westland Cmnty. Schools Series 2014, 5% 5/1/18	1,130,000	1,199,224
Western Michigan Univ. Rev.:
Series 2013, 4% 11/15/16	515,000	516,772
Series 2014, 5% 11/15/17	200,000	208,838
Ypsilanti School District Series A:
4% 5/1/18	350,000	365,383
4% 5/1/19	1,845,000	1,966,253
Zeeland Pub. Schools:
4% 5/1/18	360,000	376,340
4% 5/1/18 (FSA Insured)	290,000	303,163

TOTAL MICHIGAN		35,636,296

Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2014 B, 5% 1/1/18 (b)	600,000	629,238
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/19 (Assured Guaranty Corp. Insured)	150,000	157,025
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	330,000	345,998
Shakopee Health Care Facilities Rev. Series 2014, 5% 9/1/17	500,000	519,185
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2002 A, 5.25% 1/1/17	280,000	282,937
0% 1/1/18 (AMBAC Insured)	520,000	512,663
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2006 A, 5% 1/1/17 (FSA Insured)	185,000	186,857

TOTAL MINNESOTA		2,633,903

Mississippi - 0.4%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.37% 9/1/17 (a)	2,790,000	2,792,678
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20 (c)	750,000	849,810
Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev.:
Series 2010 C, 5% 1/1/17	145,000	146,466
Series 2014, 4% 1/1/17	125,000	125,966
Omaha Pub. Pwr. District Elec. Rev. Series 2007 A, 4% 2/1/18 (Pre-Refunded to 2/1/17 @ 100)	90,000	90,924

TOTAL NEBRASKA		363,356

Nevada - 0.6%
Clark County Arpt. Rev.:
Series 2014 B, 5% 7/1/18	645,000	689,124
5% 7/1/17 (AMBAC Insured) (b)	140,000	144,057
Clark County Fuel Tax Series 2009 A, 3% 12/1/16	75,000	75,261
Clark County School District:
Series 2007 A, 4.5% 6/15/19	360,000	379,681
Series 2007 B, 5% 6/15/19	350,000	367,479
Series 2007 C, 5% 6/15/18	350,000	367,609
Series 2008 A:
5% 6/15/17	170,000	174,848
5% 6/15/19	110,000	117,469
Series 2014 A, 5.5% 6/15/17	360,000	371,509
Series 2014 B, 5.5% 6/15/17	175,000	180,595
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2010 B, 4% 3/1/17	55,000	55,720
Series 2012 B, 5% 6/1/18	70,000	74,753
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	357,053
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(b)	1,400,000	1,397,816

TOTAL NEVADA		4,752,974

New Jersey - 4.6%
Middlesex County Gen. Oblig. Series 2007, 4% 6/1/17	195,000	199,083
New Brunswick Hsg. Auth. Rev. (Rutgers Univ. Easton Avenue Proj.) Series 2011, 5% 7/1/17	100,000	103,072
New Jersey Bldg. Auth. State Bldg. Rev. Series 2007 B, 5% 6/15/17	100,000	102,661
New Jersey Econ. Dev. Auth. Rev.:
(N.J. Transit Corp. Ligit Rail Transit Sys. Proj.) Series 2008 A, 5% 5/1/17	350,000	357,721
Series 2008:
5% 3/1/17	430,000	436,742
5% 5/1/18	250,000	263,703
Series 2011 EE:
5% 9/1/18	45,000	47,615
5% 9/1/18 (Escrowed to Maturity)	140,000	150,709
Series 2012, 5% 6/15/17	500,000	512,880
Series 2015 XX, 5% 6/15/19	1,000,000	1,076,920
5% 12/15/17	95,000	99,324
New Jersey Edl. Facilities Auth. Rev.:
Series 2008 D, 5% 7/1/17 (FSA Insured)	1,860,000	1,915,019
Series 2010 H, 5% 7/1/18	125,000	133,619
Series 2011 C, 3% 7/1/18	100,000	103,210
Series 2012 B, 5% 7/1/18	265,000	282,938
Series 2013 A, 5% 7/1/17	80,000	82,366
New Jersey Edl. Facility Series 2015 B, 5% 7/1/19	190,000	208,421
New Jersey Gen. Oblig. Series 2001 H, 5.25% 7/1/17	280,000	288,691
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	75,000	77,441
Series 2008 A, 5% 7/1/18	4,095,000	4,377,350
Series 2011, 5% 7/1/17	150,000	154,551
Series 2013 A, 5% 7/1/18	100,000	106,769
Series 2016:
5% 7/1/19 (c)	1,000,000	1,103,960
5% 7/1/20 (c)	2,000,000	2,274,460
4% 7/1/17	330,000	336,993
4% 7/1/19 (Escrowed to Maturity)	245,000	265,222
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds 1.52%, tender 1/1/18 (a)	5,220,000	5,231,588
Series 2013 C, 1.39% 1/1/18 (a)	8,000,000	8,016,880
New Jersey Trans. Trust Fund Auth.:
Series 2003 B1, 5% 12/15/17	150,000	156,828
Series 2010 D, 5% 12/15/17	790,000	825,961
Series 2011 B, 5% 6/15/18	130,000	137,649
Series 2012 AA, 4% 6/15/18	980,000	1,021,327
5% 6/15/17	325,000	333,648
5% 6/15/17	1,380,000	1,416,722
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/17	1,000,000	1,036,050
Rutgers State Univ. Rev. Series 2009 F, 4% 5/1/17	225,000	229,088

TOTAL NEW JERSEY		33,467,181

New York - 0.7%
New York City Gen. Oblig. Series 2015 F, 1.49% 2/15/19 (a)	1,000,000	1,001,980
New York Metropolitan Trans. Auth. Rev. Series 2002 G1, 1.181% 11/1/17 (a)	1,665,000	1,669,729
New York Thruway Auth. Gen. Rev. Series 2007 H, 4% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	67,509
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/18 (b)	2,000,000	2,097,720

TOTAL NEW YORK		4,836,938

North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2007 A:
5% 1/15/18	420,000	424,914
5% 1/15/19	125,000	126,580
Series 2009 A, 4% 1/15/17	150,000	151,332
Series 2011 A, 3% 1/15/17	100,000	100,611
Series 2012 A, 5% 1/15/17	100,000	101,164
5% 1/15/17	350,000	354,074
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 1991 A, 6.5% 1/1/18 (Escrowed to Maturity)	50,000	53,345
Series 2009 A, 5% 1/1/18 (Escrowed to Maturity)	125,000	131,266
North Carolina Med. Care Cmnty. Health:
Series 2010, 3% 11/15/16	115,000	115,285
Series 2017:
5% 10/1/18 (c)	745,000	775,195
5% 10/1/19 (c)	985,000	1,055,398
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2010 A, 5% 1/1/20	200,000	224,748
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2007, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	190,000	194,435
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 B, 1.101%, tender 12/1/17 (a)	550,000	550,990

TOTAL NORTH CAROLINA		4,359,337

Ohio - 0.9%
Cleveland Ctfs. of Prtn. (Cleveland Stadium Proj.) Series 2010 A, 5% 11/15/17	200,000	208,406
Cleveland State Univ. Gen. Receipts Series 2012, 4% 6/1/17	150,000	153,011
Franklin County Hosp. Facilities Rev. (Nationwide Children's Hosp. Proj.) Series 2012 A, 5% 11/1/16	100,000	100,305
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (a)	1,075,000	1,107,186
Hamilton County Health Care Facilities Rev.:
(Christ Hosp. Proj.) Series 2012, 5% 6/1/18	425,000	452,183
5% 6/1/17	65,000	66,590
Kent State Univ. Revs. Series 2009 B:
5% 5/1/17 (Assured Guaranty Corp. Insured)	60,000	61,432
5% 5/1/18 (Assured Guaranty Corp. Insured)	310,000	329,846
Lucas County Hosp. Rev. Series 2011 D, 3% 11/15/16	220,000	220,499
Ohio Higher Edl. Facility Commission Rev.:
(Univ. of Dayton 2009 Proj.) 5% 12/1/17	155,000	162,104
Series 2010 A, 5% 1/15/18	360,000	378,090
5% 12/1/16	210,000	211,319
Ohio Hosp. Rev.:
Series 2012 A, 5% 1/15/17	430,000	434,825
Series 2013 A, 5% 1/15/17	715,000	723,022
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/20	1,130,000	1,270,222
Univ. of Akron Gen. Receipts Series 2010 A, 5% 1/1/19 (FSA Insured)	480,000	521,280

TOTAL OHIO		6,400,320

Oklahoma - 0.0%
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/16	370,000	373,038
Oregon - 0.1%
Oregon Facilities Auth. Rev. (Legacy Health Proj.):
Series 2011 A, 5.25% 5/1/19	100,000	110,630
Series 2012 A, 5% 5/1/17	490,000	501,407
Port of Portland Arpt. Rev. 5% 7/1/18 (b)	80,000	85,588

TOTAL OREGON		697,625

Pennsylvania - 5.9%
Allegheny County Arpt. Auth. Rev.:
Series 2007 B, 5% 1/1/18 (FSA Insured)	1,150,000	1,205,603
Series 2010 A, 5% 1/1/17 (FSA Insured) (b)	465,000	469,487
Series B, 5% 1/1/19 (FSA Insured)	235,000	246,123
5% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,245,000	1,256,865
5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	255,000	266,845
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2008 A, 5% 9/1/17	280,000	290,226
Series 2010 A, 5% 5/15/18	245,000	260,783
Bucks Co. Indl. Dev. Auth. Solid Waste Rev. Bonds 1.375%, tender 2/1/17 (a)	350,000	350,294
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20 (c)	580,000	648,637
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 9/1/17 (a)	2,030,000	2,026,529
Lycoming County Auth. College Rev. Series 2016:
3% 10/1/16	1,250,000	1,250,000
4% 10/1/18	500,000	527,230
4% 10/1/19	1,000,000	1,075,850
Monroeville Fin. Auth. UPMC Rev.:
Series 2012, 4% 2/15/18	160,000	166,582
Series 2014 B, 3% 2/1/19	195,000	203,562
Montgomery County Indl. Dev. 4% 10/1/17	500,000	515,525
Montgomery County Higher Ed. & Health Auth. Hosp. Rev.:
(Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	76,970
Series 2009 A, 5% 6/1/18	130,000	138,315
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 2014 A:
4% 2/1/18	515,000	535,585
4% 2/1/19	175,000	186,687
Series 2016, 4% 3/15/19	3,115,000	3,333,050
Pennsylvania Gen. Oblig.:
Series 2006, 4% 9/1/17	300,000	300,726
Series 2007 A, 5% 11/1/17	315,000	328,507
Series 2008:
5% 5/15/17	1,020,000	1,044,908
5% 2/15/18	165,000	173,829
Series 2009 1, 5% 3/15/18	120,000	126,812
Series 2011, 5% 7/1/18	225,000	240,311
Series 2012, 5% 6/1/18	300,000	319,446
Series 2014, 5% 7/1/18	410,000	437,901
Series 2015, 5% 3/15/18	875,000	924,674
Series 2016:
5% 9/15/18	4,000,000	4,303,280
5% 9/15/19	8,000,000	8,891,600
4% 9/1/19	250,000	250,565
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 1, 5% 4/1/18	255,000	270,310
Series 2010 E:
5% 5/15/18	400,000	425,768
5% 5/15/19	760,000	836,076
Series 2012, 4% 4/1/18	200,000	209,058
Philadelphia Arpt. Rev.:
Series 2007 B, 5% 6/15/17 (FSA Insured) (b)	2,325,000	2,387,194
Series 2010 C, 5% 6/15/18 (b)	445,000	473,271
Series 2011 A, 5% 6/15/18 (b)	200,000	212,706
Series 2015 A, 5% 6/15/19 (b)	1,195,000	1,314,357
Philadelphia Gas Works Rev. 5% 10/1/19	4,000,000	4,452,440

TOTAL PENNSYLVANIA		42,954,487

Rhode Island - 0.1%
Rhode Island Comm Corp. Rev. Series 2016 A, 5% 6/15/19	635,000	697,535
South Carolina - 0.2%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/18	1,075,000	1,157,829
South Carolina Pub. Svc. Auth. Rev.:
Series 2006 C, 5% 1/1/18 (FSA Insured)	125,000	126,251
Series 2007 A, 5% 1/1/18 (Pre-Refunded to 1/1/17 @ 100)	90,000	90,901
Series 2015 A, 5% 1/1/19 (FSA Insured)	325,000	328,253

TOTAL SOUTH CAROLINA		1,703,234

Tennessee - 0.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2011 A1, 5% 7/1/17 (b)	30,000	30,876
Series 2011 C, 5% 7/1/19 (b)	280,000	306,272

TOTAL TENNESSEE		337,148

Texas - 2.6%
Brownsville Util. Sys. Rev. Series 2015:
5% 9/1/17	370,000	383,372
5% 9/1/18	1,075,000	1,154,679
Corpus Christi Util. Sys. Rev. Bonds Series 2015 B, 2%, tender 7/15/17 (a)	5,165,000	5,177,086
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 D, 5% 11/1/16	375,000	376,163
Series 2013 E, 5% 11/1/17 (b)	165,000	172,057
Series 2014 A:
3% 11/1/16 (b)	180,000	180,297
3% 11/1/17 (b)	185,000	188,976
Series 2014 D, 5% 11/1/16 (b)	250,000	250,773
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds Series 2014 B, 1.42%, tender 12/1/19 (a)	3,000,000	2,993,400
Series 2013 A:
4% 12/1/16	810,000	813,896
4% 12/1/18	420,000	446,242
5% 12/1/17	375,000	392,408
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/18 (b)	100,000	106,805
5% 7/1/19 (b)	715,000	784,519
Series 2012 A, 5% 7/1/18 (b)	145,000	154,763
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	617,844
Houston Cmnty. College Sys. Rev. Series 2011, 5% 2/15/18	80,000	84,482
Houston Util. Sys. Rev. Bonds 1.59%, tender 10/6/16 (a)	775,000	773,721
Lower Colorado River Auth. Rev.:
Series 2008:
5% 5/15/18	460,000	489,941
5.5% 5/15/19	160,000	171,102
Series 2010 4% 5/15/18	250,000	262,285
Series 2011 A 5% 5/15/17	165,000	169,133
Series 2012 B, 5% 5/15/17	100,000	102,505
Series 2014, 5% 5/15/18	245,000	260,947
Series 2015 D:
4% 5/15/17	180,000	183,415
5% 5/15/17	635,000	650,907
Series 2015, 4% 5/15/17	290,000	295,501
5% 5/15/19	495,000	545,767
San Antonio Elec. & Gas Sys. Rev. Series 2006 B, 5% 2/1/18	100,000	101,459
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/17	60,000	62,453
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2011 A, 5% 11/15/16	200,000	200,958
Series 2014, 5% 12/1/16	125,000	125,821

TOTAL TEXAS		18,673,677

Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	1,600,000	1,621,744
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	325,000	330,480

TOTAL VIRGINIA		1,952,224

Washington - 0.6%
Chelan County Pub. Util. District #1 Rev. Series 2011 B, 5% 7/1/18 (b)	140,000	149,603
Port of Seattle Rev.:
Series 2010 C:
5% 2/1/17 (b)	185,000	187,457
5% 2/1/18 (b)	875,000	921,086
Series 2012 A, 4% 8/1/17	125,000	128,229
Series 2012 B, 4% 8/1/17 (b)	115,000	117,922
Washington Ctfs. of Prtn. Series 2013 D, 4% 7/1/17	240,000	245,537
Washington Gen. Oblig.:
Series 2000 S5, 0% 1/1/17	200,000	199,570
Series 2004 C, 0% 6/1/18	210,000	206,594
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	925,000	913,530
Washington Health Care Facilities Auth. Rev.:
Series 2011 B, 5% 10/1/16	585,000	585,000
Series 2014, 5% 3/1/18	225,000	237,366
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series 1993 C, 0% 7/1/18	475,000	466,830

TOTAL WASHINGTON		4,358,724

West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalacian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	250,000	260,213
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(b)	2,515,000	2,511,202
1.9%, tender 4/1/19 (a)	530,000	534,251

TOTAL WEST VIRGINIA		3,305,666

Wisconsin - 0.7%
Milwaukee County Arpt. Rev.:
Series 2005 A, 5.25% 12/1/16 (FSA Insured) (b)	480,000	483,206
Series 2007 A, 5% 12/1/17 (b)	200,000	201,262
Series 2010 B, 5% 12/1/16 (b)	550,000	553,465
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B:
4%, tender 3/1/18 (a)	1,020,000	1,062,891
4%, tender 5/30/19 (a)	655,000	704,164
Series 2013 A, 5% 11/15/18	160,000	173,757
Series 2014 A, 5% 11/15/16	445,000	447,092
4% 12/15/16	250,000	251,510
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	55,000	56,167
Series 2012 B, 5% 8/15/18	525,000	563,519
5% 10/1/16	335,000	335,000

TOTAL WISCONSIN		4,832,033

TOTAL MUNICIPAL BONDS
(Cost $358,998,820)		358,991,012

Municipal Notes - 51.3%
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.07% 10/7/16, VRDN (a)(b)	2,903,000	$2,903,000
Mobile County Board of School Commissioners TAN Series 2016 A, 2% 3/1/17	350,000	351,512

TOTAL ALABAMA		3,254,512

Arizona - 0.8%
Glendale Indl. dev auth Sr Living Facilities Rev. Series 1997, 0.93% 10/3/16, LOC Wells Fargo Bank NA, VRDN (a)	5,500,000	5,500,000
California - 2.1%
California St Enterprise Dev. Auth. (Var Evapco Proj.) Series 2008, 1.14% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	4,270,000	4,270,000
California Statewide Cmntys. Dev. Auth. Participating VRDN Series ZF 01 99, 1.04% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500,000	1,500,000
Ontario Redev. Agcy. Multi-family Hsg. Rev. Series 1996 B, 1% 10/7/16, LOC Bank of America NA, VRDN (a)(b)	540,000	540,000
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.14% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,000,000	5,000,000
San Francisco City & County Arpt. Commission Participating VRDN Series Floaters 16 ZF0516, 1.09% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,000,000	3,000,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.27% 10/7/16, LOC Deutsche Bank AG, VRDN (a)(b)	800,000	800,000

TOTAL CALIFORNIA		15,110,000

Colorado - 0.5%
Colorado Edl. & Cultural Facilities Auth. Rev. Series 2004, 1.19% 10/7/16, LOC Deutsche Bank AG, VRDN (a)	3,670,000	3,670,000
Connecticut - 0.1%
New London BAN Series 2016, 2% 3/23/17	500,000	501,830
Delaware - 2.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.15% 10/3/16, VRDN (a)(b)	18,600,000	18,600,000
Florida - 0.7%
Florida Dev. Fin. Corp. Indl. Dev. (Triple Crown Trailers, Inc. Proj.) Series 2002 C1, 1.02% 10/7/16, LOC SunTrust Banks, Inc., VRDN (a)(b)	225,000	225,000
Jacksonville Edl. Facilities Rev. (Edward Wtrs College Proj.) Series 2001, 0.93% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)	585,000	585,000
Miami Dade Cnty. Aviation Rev. Participating VRDN Series Floaters XL 00 35, 1.12% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	3,975,000	3,975,000

TOTAL FLORIDA		4,785,000

Georgia - 0.5%
Atlanta Independent School Sys. TAN Series 2016, 1.5% 12/28/16	3,400,000	3,404,556
Idaho - 0.4%
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 1.03% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,550,000	1,550,000
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.16% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,500,000	1,500,000

TOTAL IDAHO		3,050,000

Illinois - 9.2%
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 1.34% 10/7/16 (Liquidity Facility Citibank NA) (a)(d)	9,375,000	9,375,000
Chicago Tran. Auth. Sales Tax Rcpts. Rev. Participating VRDN DB 1032, 1.11% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,500,000	1,500,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.09% 10/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,705,000	6,705,000
Cook County Gen. Oblig. Participating VRDN:
Series 2015 XF0124, 1.24% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series XX 10 11, 1.04% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,660,000	6,660,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (R. A. Zweig, Inc. Proj.) 1.17% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	650,000	650,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series XF 01 04, 1.14% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
Series XF 23 38, 1.15% 10/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	18,075,000	18,075,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.15% 10/7/16 (Liquidity Facility Deutsche Bank AG) (a)(d)	8,900,000	8,900,000
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Floaters XM 03 78, 1.06% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000

TOTAL ILLINOIS		66,865,000

Indiana - 0.0%
Allen County Econ. Dev. Rev. (DeBrand, Inc. Proj.) 1.11% 10/6/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	300,000	300,000
Kentucky - 0.1%
Bardstown Indl. Rev. (JAV Invt. LLC Proj.) Series 2001, 1.11% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	200,000	200,000
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	300,000	308,739
Lexington-Fayette Urban County K Series 1998, 1.1% 10/7/16, LOC PNC Bank NA, VRDN (a)	335,000	335,000

TOTAL KENTUCKY		843,739

Louisiana - 9.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.02% 10/7/16, VRDN (a)	29,900,000	29,900,000
Series 2010 B1, 1.02% 10/7/16, VRDN (a)	35,460,000	35,459,971

TOTAL LOUISIANA		65,359,971

Maine - 0.1%
Auburn Rev. Oblig. Secs Series 2001, 1.03% 10/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	850,000	850,000
Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 1.11% 10/7/16 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	2,510,000	2,510,000
Michigan - 0.1%
Lowell Mich Ltd. Oblig. Indl. Dev. (Litehouse, Inc. Proj.) Series 2003, 1.23% 10/7/16, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	870,000	870,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.03% 10/7/16, LOC Cap. One Bank, VRDN (a)(b)	1,000,000	1,000,000
Nevada - 3.1%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.14% 10/7/16 (Liquidity Facility Citibank NA) (a)(d)	21,840,000	21,840,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.03% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	670,000	670,000

TOTAL NEVADA		22,510,000

New Jersey - 1.9%
Jersey City Gen. Oblig. BAN 1% 12/9/16	1,275,000	1,274,822
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	1,100,000	1,112,650
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.23% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,753,225	8,753,225
Plainfield Gen. Oblig. BAN Series 2016, 1.5% 8/30/17	3,000,000	3,016,170

TOTAL NEW JERSEY		14,156,867

New York - 4.7%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	1,846,812	1,858,281
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	1,000,000	1,000,960
Eastport-South Manor Central School District TAN Series 2016, 1.5% 6/23/17	10,250,000	10,280,033
Nassau County Indl. Dev. Agcy. Indl. Dev. Rev. (Rubies Costume Co. Proj.) Series 1999, 1.1% 10/7/16, LOC Bank of America NA, VRDN (a)	570,000	570,000
New York St Twy Auth. Participating VRDN Series Floaters ZF 04 82, 0.99% 10/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,550,000	5,550,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.14% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	6,575,000	6,575,000
Rensselaer County Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 1997 A, 1.23% 10/7/16, VRDN (a)	5,715,000	5,715,000
Sachem Central School District of Holbrook TAN Series 2016, 1.5% 6/29/17	1,700,000	1,703,587
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A:
1.22% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	525,000	525,000
1.22% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	335,000	335,000

TOTAL NEW YORK		34,112,861

North Carolina - 0.6%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.11% 10/7/16, VRDN (a)(b)	4,400,000	4,400,000
Ohio - 0.5%
Belmont County BAN Series 2016, 1.375% 8/31/17	400,000	400,480
Marietta BAN 1.5% 5/12/17	3,475,000	3,479,865

TOTAL OHIO		3,880,345

Oklahoma - 0.3%
Broken Arrow Eda Indl. dev Series 1989, 1.11% 10/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,300,000	2,300,000
Pennsylvania - 1.2%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.03% 10/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	600,000	600,000
Northampton County Indl. Dev. Auth. Rev. Series 98, 1.02% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)	450,000	450,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series ROC II R 11995, 1.04% 10/7/16 (Liquidity Facility Citibank NA) (a)(d)	7,330,000	7,330,000

TOTAL PENNSYLVANIA		8,380,000

South Carolina - 0.7%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 1.07% 10/7/16, VRDN (a)(b)	2,800,000	2,800,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Var-Dorris PPTYS LLC Proj.) Series 2006, 1.05% 10/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	2,295,000	2,295,000

TOTAL SOUTH CAROLINA		5,095,000

Tennessee - 0.6%
Vanderbilt Hosp. Participating VRDN 1.02% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	4,100,000	4,100,000
Texas - 9.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.93% 10/3/16, VRDN (a)	4,000,000	4,000,000
Series 2004, 1.01% 10/7/16, VRDN (a)(b)	10,230,000	10,230,000
Series 2009 B, 0.94% 10/3/16, VRDN (a)	2,830,000	2,830,000
Series 2009 C, 0.94% 10/3/16, VRDN (a)	5,600,000	5,600,000
Series 2010 C, 0.94% 10/3/16, VRDN (a)	3,900,000	3,900,000
Series 2010 D:
0.93% 10/3/16, VRDN (a)	12,650,000	12,650,000
0.94% 10/3/16, VRDN (a)	16,050,000	16,050,000
Texas Muni. Gas Acquisition and Supply Corp. Participating VRDN DBE 11 93, 1.11% 10/7/16 (Liquidity Facility Deutsche Bank AG) (a)(d)	13,330,000	13,330,000

TOTAL TEXAS		68,590,000

Virginia - 0.5%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.85%, tender 11/3/16 (Liquidity Facility Citibank NA) (a)(d)(e)	3,995,000	3,994,601
Washington - 0.6%
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 0.98% 10/7/16, LOC KeyBank NA, VRDN (a)	810,000	810,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Floaters XG 00 51, 1.06% 10/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,375,000	3,375,000
Washington Hsg. Fin. Commission Nonprofit Rev. (Var-Evergreen School Proj.) Series 2002, 0.93% 10/7/16, LOC Wells Fargo Bank NA, VRDN (a)	495,000	495,000

TOTAL WASHINGTON		4,680,000

Wisconsin - 0.2%
Baraboo Indl. Dev. Rev. (Teel Plastics, Inc. Proj.) Series 2007, 1.3% 10/7/16, LOC BMO Harris Bank NA, VRDN (a)(b)	380,000	380,000
Milwaukee Redev. Auth. Rev. Series 2001, 1.03% 10/3/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	625,000	625,000
River Falls Indl. Dev. Rev. 1.17% 10/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	460,000	460,000

TOTAL WISCONSIN		1,465,000

TOTAL MUNICIPAL NOTES
(Cost $374,189,216)		374,139,282
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $733,188,036)		733,130,294
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,604,005)
NET ASSETS - 100%		$729,526,289

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,994,601 or 0.5% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.85%, tender 11/3/16 (Liquidity Facility Citibank NA)	9/8/16	$3,995,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$508

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $733,178,732. Net unrealized depreciation aggregated $48,438, of which $491,927 related to appreciated investment securities and $540,365 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Limited Term Municipal Income Fund

September 30, 2016

STM-QTLY-1116
1.807744.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 87.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Mobile County Board of School Commissioners:
Series 2016 A:	$	$
5% 3/1/22	600	712
5% 3/1/23	850	1,029
5% 3/1/24	1,250	1,531
5% 3/1/25	1,250	1,553
Series 2016 B:
5% 3/1/22	1,000	1,187
5% 3/1/24	1,000	1,225
5% 3/1/25	1,500	1,864
Montgomery Med. Clinic Facilities:
5% 3/1/20	2,890	3,216
5% 3/1/25	1,500	1,799

TOTAL ALABAMA		14,116

Alaska - 0.6%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	1,090	1,253
5% 9/1/22	1,200	1,452
Series B:
5% 9/1/18	3,685	3,968
5% 9/1/20	2,000	2,298
5% 9/1/22	1,425	1,725
Series C:
5% 9/1/18	1,000	1,077
5% 9/1/19	2,150	2,395
5% 9/1/20	1,260	1,448
5% 9/1/22	1,000	1,210
Series D:
5% 9/1/19	3,895	4,339
5% 9/1/20	2,000	2,298

TOTAL ALASKA		23,463

Arizona - 2.3%
Arizona Ctfs. of Prtn. Series 2010 A, 5% 10/1/16 (FSA Insured)	13,000	13,000
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	500	541
5% 12/1/19	615	686
5% 12/1/20	820	942
5% 12/1/21	1,105	1,302
5% 12/1/22	800	965
5% 12/1/23	1,000	1,229
5% 12/1/24	1,500	1,874
Arizona State Trans. Board Series 2016:
5% 7/1/24 (a)	5,000	6,269
5% 7/1/25 (a)	5,000	6,362
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,082
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	5,180	5,797
Glendale Gen. Oblig. Series 2015:
4% 7/1/19 (FSA Insured)	600	648
5% 7/1/22 (FSA Insured)	1,000	1,202
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	750	881
5% 7/1/22 (FSA Insured)	1,170	1,406
5% 7/1/23 (FSA Insured)	1,395	1,709
Maricopa County Mesa Unified School District # 4 Series 2016, 4% 7/1/18	1,325	1,395
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	900	974
4% 7/1/20	1,360	1,508
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.75%, tender 11/1/16 (b)(c)	21,880	21,875
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	2,210	2,598
5% 12/1/22	2,470	2,962
5% 12/1/23	3,425	4,181
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,576
Series 2012 A:
5% 7/1/18	825	884
5% 7/1/19	1,550	1,719
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	500	545
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/17 (Escrowed to Maturity)	3,315	3,416
5% 7/1/18 (Escrowed to Maturity)	3,365	3,592

TOTAL ARIZONA		95,120

California - 4.9%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	3,335	3,237
0% 10/1/19	265	251
Series 2013 A, 5% 10/1/22	2,190	2,654
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds 1.5%, tender 4/2/18 (b)	5,200	5,231
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	15,600	16,390
5% 9/1/20	20,000	23,081
California Health Facilities Fing. Auth. Rev. Bonds (Children's Hosp. of Orange County Proj.) Series 2012 A, 2.64%, tender 10/6/16 (b)	4,000	4,008
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	1,892
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,204
(Univ. Proj.) Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,740	2,964
5% 10/1/19 (Escrowed to Maturity)	1,490	1,670
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/18	6,475	7,001
5% 10/1/19	5,000	5,595
5% 10/1/20	2,525	2,916
Series 2012 A, 5% 4/1/21	1,000	1,172
Series 2012 G, 5% 11/1/22	1,250	1,526
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,614
Series 2009 J, 5% 11/1/17	2,300	2,404
Series 2010 A, 5% 3/1/17	5,405	5,499
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,098
Series 2009 E2, 5%, tender 5/1/17 (b)	2,050	2,100
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,947
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,169
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 4.625% 3/1/18	1,500	1,580
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,039
5% 12/1/17	9,790	10,256
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds:
Series 2009 A2, 1%, tender 10/6/16 (b)	13,000	13,000
Series 2011 A3, 1%, tender 10/6/16 (b)	1,900	1,900
Series 2016, 0.96%, tender 10/6/16 (b)	7,300	7,299
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,203
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2010 A, 5% 7/1/18	2,000	2,143
Northern California Transmission Agcy. Rev. (Ref. Calif Ore Proj.) Series 2009 A, 3.5% 5/1/17	2,500	2,538
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,228
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,909
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	1,350	1,675
5% 9/1/24 (FSA Insured)	2,300	2,904
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,785
5% 6/1/17	3,700	3,798
5% 6/1/18	6,470	6,898
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,761
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/18	8,000	8,576
San Pablo Calif Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	1,380	1,712
State Ctr. Cmnty. College District Series 2007 A, 5% 8/1/26 (Pre-Refunded to 8/1/17 @ 100)	9,480	9,806
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,106

TOTAL CALIFORNIA		198,739

Colorado - 0.5%
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (b)	5,285	6,098
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A, 5% 6/1/23	4,500	5,488
Series 2014 A, 5% 6/1/23	3,860	4,707
E-470 Pub. Hwy. Auth. Rev. Series 2015 A:
5% 9/1/19	1,000	1,105
5% 9/1/20	1,000	1,135
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	514

TOTAL COLORADO		19,047

Connecticut - 2.3%
Connecticut Gen. Oblig.:
Series 2009 B, 5% 3/1/18	3,470	3,666
Series 2012 C, 5% 6/1/21	23,420	27,264
Series 2013 A, 1.18% 3/1/17 (b)	1,400	1,399
Series 2015 E, 5% 8/1/17	26,395	27,290
Series 2016 A:
4% 3/15/18	13,900	14,509
5% 3/15/26	1,970	2,478
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,715	2,720
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	6,260	6,745
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,049
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/23 (FSA Insured)	900	1,091
5% 8/15/25 (FSA Insured)	1,000	1,243

TOTAL CONNECTICUT		94,454

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	2,500	2,797
5% 1/1/21	2,000	2,295

TOTAL DELAWARE, NEW JERSEY		5,092

District Of Columbia - 0.4%
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	8,931
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/22 (c)	6,325	7,544
Series 2014 A, 5% 10/1/23 (c)	445	540

TOTAL DISTRICT OF COLUMBIA		17,015

Florida - 10.9%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/21	1,000	1,165
Series 2015 C:
5% 7/1/21	650	758
5% 7/1/22	3,725	4,442
5% 7/1/23	3,000	3,643
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/21	1,000	1,181
Series A:
5% 10/1/22 (c)	3,000	3,594
5% 10/1/23 (c)	4,020	4,888
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/19	7,000	7,732
5% 7/1/20	15,070	17,116
Series 2015 A:
5% 7/1/19	2,000	2,209
5% 7/1/20	4,000	4,543
5% 7/1/21	4,500	5,249
5% 7/1/22	3,500	4,184
5% 7/1/23	2,750	3,349
5% 7/1/24	1,320	1,636
Series 2015 B:
5% 7/1/19	2,000	2,209
5% 7/1/20	3,000	3,407
5% 7/1/21	6,235	7,273
5% 7/1/22	1,275	1,524
5% 7/1/23	2,750	3,349
5% 7/1/24	1,145	1,419
Series A, 5.25% 7/1/17 (AMBAC Insured)	7,015	7,243
Citizens Property Ins. Corp.:
Series 2009 A1, 6% 6/1/17	1,275	1,318
Series 2010 A1, 5.25% 6/1/17	4,125	4,244
Series 2012 A1, 5% 6/1/17	18,095	18,588
Clearwater Wtr. and Swr. Rev. Series 2011:
4% 12/1/16	1,265	1,271
5% 12/1/17	1,685	1,765
5% 12/1/18	685	741
5% 12/1/19	1,820	2,034
5% 12/1/20	1,000	1,149
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/16	1,530	1,530
5% 10/1/17	1,455	1,512
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	9,846
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 C, 5% 6/1/20	3,625	4,042
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	17,480
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	707
5% 2/1/18	1,790	1,865
5% 2/1/19	1,450	1,554
5% 2/1/20	2,025	2,220
Florida Gen. Oblig. Series 2015 A, 4% 7/1/17	17,295	17,703
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/21	1,030	1,191
5% 10/1/22	2,000	2,361
5% 10/1/23	1,270	1,516
5% 10/1/24	2,000	2,416
5% 10/1/25	1,750	2,130
5% 10/1/26	2,000	2,418
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,076
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,905
5% 10/1/20	1,000	1,151
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/23	1,325	1,587
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 4% 7/1/17	1,500	1,535
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	2,020	2,440
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	935	1,066
5% 7/1/22	2,000	2,392
5% 7/1/23	2,000	2,436
Indian River County Wtr. & Swr. Rev. 5% 9/1/17	1,000	1,038
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,213
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,395
5% 10/1/20	2,000	2,300
5% 10/1/21	2,000	2,361
5% 10/1/22	1,000	1,211
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,209
5% 7/1/20	1,000	1,139
5% 7/1/21	2,000	2,342
5% 7/1/22	2,000	2,402
5% 7/1/23	2,000	2,414
Series 2014 A, 5% 7/1/24	625	777
Series 2014 B:
5% 7/1/22	1,500	1,801
5% 7/1/23	3,250	3,981
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	3,880	4,693
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/20	4,875	5,580
5% 11/1/21	6,275	7,371
5% 11/1/22	2,915	3,507
5% 11/1/23	7,650	9,377
Series 2015 A:
5% 5/1/19	1,000	1,096
5% 5/1/20	2,095	2,367
5% 5/1/21	4,000	4,645
5% 5/1/22	3,720	4,429
5% 5/1/23	6,500	7,892
Series 2015 B, 5% 5/1/24	29,560	36,275
Series 2015 D, 5% 2/1/24	14,945	18,258
Series 2016 A, 5% 8/1/27	5,560	6,945
Miami-Dade County School District Series 2015, 5% 3/15/17	3,225	3,283
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,380
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5% 10/1/16	1,325	1,325
Series 2009, 5.25% 10/1/19	1,245	1,393
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/18	1,500	1,610
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000	1,106
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,562
Series 2010 C, 5% 10/1/17	1,895	1,973
Series 2011 B:
5% 10/1/18	2,250	2,430
5% 10/1/19	2,325	2,598
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	1,000	1,073
5% 12/1/20	880	991
5% 12/1/21	1,100	1,263
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/19	4,000	4,324
4% 8/1/21	4,040	4,560
5% 8/1/17	1,170	1,210
5% 8/1/19	3,000	3,326
5% 8/1/21	5,300	6,230
Series 2015 B:
5% 8/1/19	2,735	3,032
5% 8/1/20	1,750	2,001
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,348
5% 10/1/19	1,100	1,224
5% 10/1/20	1,000	1,147
5% 10/1/21	1,000	1,176
5% 10/1/22	1,000	1,209
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	4,639
5% 10/1/19 (c)	2,025	2,242
5% 10/1/18 (c)	2,745	2,947
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	1,000	1,162
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	2,440	2,634
5% 10/1/18 (Escrowed to Maturity)	2,260	2,442
Series 2011, 5% 10/1/19	5,590	6,257
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,512
5% 11/15/17	1,605	1,679
Tampa Solid Waste Sys. Rev. Series 2010:
5% 10/1/16 (FSA Insured) (c)	6,000	6,000
5% 10/1/17 (FSA Insured) (c)	5,000	5,194
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,046
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,182
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B:
5% 8/1/18	500	536
5% 8/1/19	310	344

TOTAL FLORIDA		445,910

Georgia - 2.2%
Atlanta Arpt. Rev.:
5% 1/1/22	1,000	1,192
5% 1/1/23	1,000	1,222
5% 1/1/24	1,150	1,434
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	12,834
2.2%, tender 4/2/19 (b)	9,700	9,877
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,357
5% 1/1/20	4,000	4,506
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,166
(Prerefunded Proj.) Series 2008 D:
5.75% 1/1/19 (Pre-Refunded to 7/1/18 @ 100)	11,020	11,944
5.75% 1/1/20 (Pre-Refunded to 7/1/18 @ 100)	2,630	2,850
(Proj. One) Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,010
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	3,870	4,187
5.75% 1/1/20	925	999
Series B, 5% 1/1/17	2,750	2,778
Series GG:
5% 1/1/20	675	757
5% 1/1/21	1,670	1,936
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	1,500	1,672
5% 10/1/22	1,000	1,205
5% 10/1/23	2,420	2,975
Series R, 5% 10/1/21	5,000	5,886
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (b)	4,715	4,885
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	2,000	2,294
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5% 1/1/18 (Escrowed to Maturity)	1,530	1,608

TOTAL GEORGIA		91,574

Hawaii - 0.4%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	4,000	4,396
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/17 (c)	2,300	2,374
5% 8/1/19 (c)	1,400	1,538
5% 8/1/20 (c)	3,050	3,449
5% 8/1/21 (c)	550	634
5% 8/1/22 (c)	2,075	2,440
5% 8/1/23 (c)	1,435	1,719

TOTAL HAWAII		16,550

Illinois - 9.1%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	8,409
Series 2008 C:
5.25% 12/1/23	7,665	7,412
5.25% 12/1/24	955	920
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,270
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,466
Series 2009:
4% 12/1/16	240	241
4% 12/1/16	710	712
Series 2010 F, 5% 12/1/20	760	738
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,166
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,921
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	9,287
0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	13,558
4.5% 1/1/20	1,150	1,182
5% 1/1/23	2,920	3,126
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago:
Series 2014 C, 5% 12/1/17	3,975	4,153
Series 2014 D, 5% 12/1/17	3,425	3,578
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	625	702
5% 1/1/21	400	462
5% 1/1/23	2,500	3,018
5% 1/1/22	5,000	5,914
5% 1/1/23	5,900	7,121
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	250	262
5% 1/1/20	300	318
5% 1/1/21	400	430
5% 1/1/22	300	325
5% 1/1/23	535	583
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (c)	1,000	1,010
Series 2011 B, 5% 1/1/18	6,500	6,830
Series 2012 A, 5% 1/1/21	1,400	1,612
Series 2012 B:
4% 1/1/17 (c)	4,100	4,130
5% 1/1/21 (c)	4,605	5,264
Series 2013 B, 5% 1/1/22	4,000	4,720
Series 2013 D, 5% 1/1/22	3,220	3,800
Chicago Park District Gen. Oblig. Series 2014 D, 4% 1/1/17	1,050	1,057
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,098
5% 6/1/19 (Pre-Refunded to 12/1/16 @ 100)	415	418
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,407
5% 1/1/23	1,200	1,372
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,388
Series 2010 A, 5.25% 11/15/22	4,960	5,612
Series 2011 A, 5.25% 11/15/22	1,000	1,155
Series 2012 C:
5% 11/15/19	3,200	3,529
5% 11/15/20	7,210	8,142
5% 11/15/21	4,985	5,739
5% 11/15/22	1,290	1,503
Series 2014 A:
5% 11/15/20	1,000	1,129
5% 11/15/21	500	576
5% 11/15/22	1,000	1,165
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,518
Illinois Edl. Facilities Auth. Rev. Bonds:
(Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (b)	10,000	10,088
Series 2001 B3, 0.5%, tender 3/7/17 (b)	6,000	5,988
Illinois Fin. Auth. Rev.:
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5% 5/15/17	3,520	3,602
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	2,650	2,967
(Rush Univ. Med. Ctr. Proj.) Series 2006 B, 5% 11/1/16 (Escrowed to Maturity)	1,700	1,705
Bonds Series E, 2.25%, tender 4/29/22 (b)	22,930	23,758
Series 2008 D, 6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	2,065	2,291
Series 2012 A, 5% 5/15/23	1,300	1,521
Series 2012:
5% 9/1/18	1,160	1,235
5% 9/1/19	1,115	1,220
5% 9/1/20	1,470	1,660
5% 9/1/21	2,045	2,362
5% 9/1/22	3,530	4,158
Series 2015 A:
5% 11/15/24	1,525	1,879
5% 11/15/25	1,950	2,424
5% 11/15/26	2,000	2,473
Series 2016 C:
5% 2/15/20	5,080	5,576
5% 2/15/22	1,885	2,140
5% 2/15/23	4,500	5,175
5% 2/15/24	5,000	5,817
Series 2016:
5% 5/15/25	500	618
5% 5/15/26	1,000	1,248
5% 5/15/27	1,250	1,542
5% 11/15/20	1,650	1,899
5% 11/15/22	500	604
5% 11/15/24	1,955	2,438
Illinois Gen. Oblig.:
Series 2004, 5% 11/1/16	11,000	11,031
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,074
Series 2007 B, 5% 1/1/17	9,835	9,928
Series 2010, 5% 1/1/21 (FSA Insured)	1,600	1,740
Series 2012:
5% 3/1/19	5,500	5,864
5% 8/1/19	2,660	2,864
5% 8/1/20	6,900	7,567
5% 8/1/21	2,415	2,686
5% 8/1/22	5,800	6,531
Series 2013:
5% 7/1/21	6,500	7,222
5% 7/1/22	9,920	11,159
Series 2014:
5% 2/1/22	3,000	3,356
5% 2/1/25	2,200	2,487
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,204
Illinois Sales Tax Rev. Series 2009 B, 4.5% 6/15/17	6,075	6,224
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,820	4,099
0% 1/15/25	5,025	4,138
0% 1/15/26	3,775	3,009
McHenry County Conservation District Gen. Oblig.:
Series 2014:
5% 2/1/19	2,285	2,489
5% 2/1/20	2,275	2,560
Series 2014. 5% 2/1/23	2,225	2,694
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	740	739
0% 11/1/16 (FSA Insured)	2,235	2,233

TOTAL ILLINOIS		370,734

Indiana - 2.5%
Indiana Fin. Auth. Hosp. Rev. Series 2013:
5% 8/15/22	700	840
5% 8/15/23	1,000	1,222
Indiana Fin. Auth. Rev.:
Series 2010 A, 5% 2/1/17	2,800	2,838
Series 2012:
5% 3/1/20	650	718
5% 3/1/21	1,225	1,387
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	825	948
5% 10/1/22	1,600	1,934
Series 2014 A:
5% 10/1/20	375	431
5% 10/1/21	380	449
5% 10/1/22	675	816
Series 2015 A:
5% 10/1/24	1,495	1,862
5% 10/1/25	1,625	2,045
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,010
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001:
1.6%, tender 2/1/17 (b)	50	50
1.6%, tender 2/1/17 (b)	9,850	9,871
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,602
5% 1/1/20	1,250	1,406
Indianapolis Local Pub. Impt. Series 2016:
5% 1/1/21 (c)	2,750	3,151
5% 1/1/23 (c)	1,830	2,190
5% 1/1/24 (c)	2,775	3,367
5% 1/1/25 (c)	2,910	3,577
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,000
5% 10/1/17	5,000	5,196
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,065
4% 1/15/20	1,345	1,467
4% 1/15/21	1,250	1,393
5% 7/15/19	1,680	1,855
5% 7/15/20	1,170	1,332
5% 7/15/21	1,000	1,170
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B, 4% 7/1/17 (Escrowed to Maturity)	500	512
Series Z-1:
5% 7/1/17	1,000	1,031
5% 7/1/18	1,500	1,606
Rockport Poll. Cont. Rev. Bonds (Indiana Michigan Pwr. Co. Proj. Series 2009 B, 1.75%, tender 6/1/18 (b)	8,500	8,558
Univ. of Southern Indiana Rev. Series J, 5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,165
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (b)(c)	20,745	24,377

TOTAL INDIANA		100,441

Kansas - 0.4%
Johnson County Unified School District # 233 Series 2016 B, 5% 9/1/23	1,460	1,810
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D, 5% 11/15/16	875	879
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A, 5% 11/15/16 (Escrowed to Maturity)	5,410	5,435
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,438
5% 11/15/20 (Escrowed to Maturity)	2,745	3,172
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	500	600
5% 9/1/23	725	885
5% 9/1/25	800	1,005

TOTAL KANSAS		16,224

Kentucky - 1.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A:
5% 2/1/22	1,120	1,286
5% 2/1/24	1,360	1,597
5% 2/1/25	1,000	1,185
5% 2/1/27	1,230	1,453
Kentucky Econ. Dev. Fin. Auth. Bonds Series 2009 B, 2.7%, tender 11/10/21 (b)	9,000	9,379
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/20	1,410	1,583
5% 6/1/22	1,560	1,821
5% 6/1/24	1,690	2,027
Kentucky State Property & Buildings Commission Rev.:
(#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,555
Series 2016, 3% 11/1/17	1,630	1,666
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,017
Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,601
1.6%, tender 6/1/17 (b)	8,050	8,077

TOTAL KENTUCKY		41,247

Louisiana - 2.5%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	9,350	10,268
5% 6/1/21 (FSA Insured)	5,000	5,821
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.836%, tender 10/1/16 (b)	25,000	24,947
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	1,515	1,810
Series 2014 D1, 5% 12/1/22	1,305	1,571
Series 2015, 5% 5/1/18	1,075	1,143
Series 2016 B:
5% 8/1/22	14,095	16,835
5% 8/1/23	9,250	11,248
Series 2016 D:
5% 9/1/22	6,360	7,609
5% 9/1/24	7,030	8,675
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,747
5% 7/1/22	1,000	1,191
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,218
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,005
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	4,500	5,341

TOTAL LOUISIANA		102,429

Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	2,400	2,808
5% 7/1/22	1,850	2,217
5% 7/1/24	2,350	2,927

TOTAL MAINE		7,952

Maryland - 1.4%
Maryland Gen. Oblig. Series 2008 2, 5% 7/15/22 (Pre-Refunded to 7/15/18 @ 100)	5,500	5,904
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 D, 1.181%, tender 11/15/17 (b)	13,940	13,952
Series 2013 A:
0.931%, tender 5/15/18 (b)	4,515	4,505
0.951%, tender 5/15/18 (b)	7,100	7,086
Series 2015:
5% 7/1/19	400	442
5% 7/1/22	900	1,080
5% 7/1/23	1,000	1,219
5% 7/1/24	2,000	2,473
5% 7/1/25	1,770	2,215
Montgomery County Gen. Oblig. Series 2011 A, 5% 7/1/20	16,000	17,771

TOTAL MARYLAND		56,647

Massachusetts - 2.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,473
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q2, 5% 7/1/17	1,370	1,412
Series 2016 I:
5% 7/1/21	500	581
5% 7/1/22	600	712
5% 7/1/23	640	773
5% 7/1/24	550	673
5% 7/1/25	500	621
5% 7/1/26	1,000	1,254
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,117
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (b)	32,000	32,006
Series 2004 B, 5.25% 8/1/20	12,700	14,693
Series 2007 C, 5% 8/1/19 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,068
Series C, 5% 4/1/23	11,665	14,367
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series 2007 G6, 1.72%, tender 10/6/16 (b)	2,900	2,913
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,820

TOTAL MASSACHUSETTS		83,483

Michigan - 2.9%
Detroit Swr. Disp. Rev. Series 2006 D, 1.033% 7/1/32 (b)	4,070	3,731
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,344
5% 5/1/20	2,635	2,974
5% 5/1/21	2,150	2,492
5% 5/1/22	1,850	2,189
Grand Rapids Pub. Schools Series 2016:
4% 5/1/17 (FSA Insured)	500	509
4% 5/1/18 (FSA Insured)	1,950	2,039
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,328
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,350
5% 11/15/19	1,000	1,112
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	1,000	1,194
5% 4/15/23	1,350	1,645
5% 4/15/24	1,480	1,827
Michigan Fin. Auth. Rev.:
Bonds 1.1%, tender 8/15/19 (b)	4,250	4,245
Series 2012 A:
5% 6/1/17 (Escrowed to Maturity)	1,410	1,446
5% 6/1/18 (Escrowed to Maturity)	2,430	2,592
Series 2015 A:
5% 8/1/22	2,400	2,859
5% 8/1/23	3,800	4,613
Michigan Gen. Oblig. Series 2016:
5% 3/15/20	3,330	3,768
5% 3/15/21	1,000	1,161
5% 3/15/22	2,330	2,775
5% 3/15/23	4,000	4,857
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,190	1,281
Bonds:
Series 1999:
0.95%, tender 2/1/18 (b)	130	130
0.95%, tender 2/1/18 (b)	3,865	3,864
Series 2005 A4, 1.625%, tender 11/1/19 (b)	8,630	8,709
Series 2010 F3, 1.4%, tender 6/29/18 (b)	1,900	1,914
Series 2010 F4, 1.95%, tender 4/1/20 (b)	6,545	6,715
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (b)	7,195	7,178
Portage Pub. Schools Series 2016:
5% 5/1/23	2,035	2,457
5% 11/1/23	1,365	1,662
5% 5/1/24	1,920	2,352
5% 11/1/24	2,000	2,467
5% 5/1/25	1,125	1,395
5% 11/1/25	1,220	1,522
5% 5/1/26	1,700	2,132
5% 11/1/26	1,180	1,474
5% 11/1/28	1,005	1,242
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/21	1,500	1,751
5% 9/1/23	500	608
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	2,300	2,523
5% 11/1/19	2,775	3,092
5% 5/1/20	3,630	4,097
5% 11/1/20	1,745	1,997
5% 5/1/21	4,110	4,755

TOTAL MICHIGAN		117,367

Minnesota - 0.3%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	1,000	1,187
5% 1/1/23	1,000	1,216
Series 2014 B:
5% 1/1/21 (c)	2,290	2,615
5% 1/1/22 (c)	2,000	2,340
5% 1/1/23 (c)	1,000	1,195
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	1,000	1,192
5% 1/1/23	1,500	1,828
5% 1/1/24	1,000	1,240

TOTAL MINNESOTA		12,813

Mississippi - 0.1%
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 1.37% 9/1/17 (b)	2,860	2,863
Missouri - 0.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/18	765	816
Nebraska - 0.0%
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/22 (Pre-Refunded to 1/1/18 @ 100)	1,100	1,157
Nevada - 1.7%
Clark County School District Series 2012 A, 5% 6/15/19	24,610	27,172
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (b)	2,000	1,994
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2016 B, 3% 6/1/18	1,020	1,056
Series 2016, 3% 6/1/17	2,195	2,227
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	13,416
Series 2012 B, 5% 8/1/20	2,230	2,558
Series 2013 D1:
5% 3/1/23	4,500	5,523
5% 3/1/24	2,700	3,292
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (b)	5,300	5,687
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (b)(c)	6,125	6,115

TOTAL NEVADA		69,040

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,939
4% 7/1/21	1,520	1,674
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,041
5% 2/1/18	2,500	2,633

TOTAL NEW HAMPSHIRE		10,287

New Jersey - 5.2%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	3,000	3,356
5% 2/15/21	2,500	2,865
5% 2/15/22	2,500	2,934
5% 2/15/23	2,750	3,269
New Jersey Econ. Dev. Auth. Rev.:
Series 2005 K, 5.5% 12/15/19	8,030	8,887
Series 2011 EE:
5% 9/1/20	1,350	1,493
5% 9/1/20 (Escrowed to Maturity)	3,650	4,197
Series 2012 II:
5% 3/1/21	6,800	7,598
5% 3/1/22	6,290	7,111
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	8,165	8,935
Series 2013, 5% 3/1/23	6,000	6,879
Series 2014 PP, 5% 6/15/19	17,000	18,308
New Jersey Edl. Facility:
Series 2014:
5% 6/15/20	11,000	12,079
5% 6/15/21	11,000	12,236
Series 2016 A:
4% 7/1/18	3,585	3,736
5% 7/1/21	2,200	2,508
5% 7/1/22	6,300	7,327
5% 7/1/23	3,390	4,012
5% 7/1/24	7,915	9,496
New Jersey Gen. Oblig. Series O, 5% 8/1/17	6,940	7,165
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/19 (a)	1,500	1,606
5% 7/1/24 (a)	1,005	1,207
5% 7/1/24	1,225	1,511
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2013:
5% 12/1/18 (c)	6,000	6,415
5% 12/1/19 (c)	3,850	4,200
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/24	4,345	5,277
Series 2013 C, 1.32% 1/1/17 (b)	16,000	16,006
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,045
Series 2003 B, 5.25% 12/15/19	3,870	4,288
Series 2012 AA, 5% 6/15/19	1,500	1,628
Series 2013 A:
5% 12/15/19	6,455	7,102
5% 6/15/20	18,000	19,873
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	4,900	5,500

TOTAL NEW JERSEY		214,049

New Mexico - 0.7%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.):
Series 2005 B, 1.875%, tender 4/1/20 (b)	11,000	11,162
Series 2011, 1.875%, tender 4/1/20 (b)	6,290	6,383
New Mexico Edl. Assistance Foundation Series 2010 A1, 4% 12/1/16	6,750	6,785
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	4,589

TOTAL NEW MEXICO		28,919

New York - 9.1%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,172
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	704
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,174
New York City Gen. Oblig.:
Series 2008 C, 5.25% 8/1/17	2,280	2,362
Series 2010 F, 5% 8/1/17	8,365	8,649
Series 2011 B, 5% 8/1/17	1,000	1,034
Series 2012 C, 4% 8/1/17	2,740	2,811
Series 2015 C:
5% 8/1/23	10,000	12,349
5% 8/1/24	5,000	6,287
5% 8/1/25	1,700	2,147
Series 2015 F1, 3% 6/1/17	14,370	14,576
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 3% 7/15/17	9,565	9,729
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,398
Series 2010 B:
5% 11/1/17	11,740	12,265
5% 11/1/17 (Escrowed to Maturity)	18,260	19,085
5% 11/1/20	5,950	6,672
Series 2010 D:
5% 11/1/17	8,015	8,374
5% 11/1/17 (Escrowed to Maturity)	2,100	2,193
Series 2012 A:
5% 11/1/17	6,180	6,457
5% 11/1/17 (Escrowed to Maturity)	820	856
5% 11/1/20	4,500	5,220
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,565
Series 2012 A, 4% 5/15/20	8,000	8,846
New York Dorm. Auth. Personal Income Tax Rev. Series 2012 A, 5% 12/15/20	8,500	9,889
New York Dorm. Auth. Revs. Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	7,267
New York Dorm. Auth. Sales Tax Rev. Series 2015 A, 5% 3/15/17	90,000	91,681
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	5,868
Series 2008 B2:
5% 11/15/19	6,185	6,933
5% 11/15/20	5,500	6,353
5% 11/15/21	4,000	4,745
Series 2012 B, 5% 11/15/22	2,000	2,431
Series 2012 D, 5% 11/15/18	2,515	2,728
Series 2012 E:
4% 11/15/19	4,000	4,362
5% 11/15/21	2,435	2,888
Series 2012 F, 5% 11/15/19	5,000	5,605
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 0.7%, tender 11/1/16 (b)(c)	1,600	1,600
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	22,445
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,021
Series 2011 A1:
5% 4/1/17	1,500	1,531
5% 4/1/18	3,500	3,712
New York Trans. Dev. Corp. (Term. One Group Assoc. L.P. Proj.) Series 2015, 5% 1/1/17 (c)	8,890	8,974
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	17,143
Series 2011 A, 5% 3/15/21	18,425	21,551
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	65	65
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	760	769

TOTAL NEW YORK		374,486

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,021
4% 6/1/18	1,280	1,346
4% 6/1/20	1,000	1,101
5% 6/1/19	1,305	1,439
Mecklenburg County Pub. Facilities Corp. Series 2009, 5% 3/1/18	1,500	1,588
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (, Inc. Proj.) Series 2010 B, 0.85%, tender 12/1/16 (b)(c)	1,900	1,900
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/17	3,220	3,305
5% 6/1/18	3,820	4,066
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2015 E:
5% 1/1/22	5,000	5,942
5% 1/1/23	1,500	1,821

TOTAL NORTH CAROLINA		23,529

Ohio - 2.4%
American Muni. Pwr., Inc. Rev. Bonds Series B, 5%, tender 8/15/20 (b)	35,000	39,223
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,500	3,595
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	3,880
Cleveland Arpt. Sys. Rev.:
5% 1/1/20 (FSA Insured)	425	474
5% 1/1/22 (FSA Insured)	1,325	1,555
5% 1/1/24 (FSA Insured)	1,200	1,460
5% 1/1/25 (FSA Insured)	1,250	1,539
5% 1/1/26 (FSA Insured)	500	613
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,005
Columbus Gen. Oblig. Series 2013 1, 5% 7/1/17	2,075	2,140
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,496
5% 6/15/23	1,855	2,193
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	1,910	2,103
5% 12/1/20	2,205	2,490
5% 12/1/21	2,045	2,360
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/17 (FSA Insured)	1,160	1,191
Ohio Bldg. Auth. (Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/16	1,250	1,250
Ohio Gen. Oblig.:
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,403
Series 2011 A, 5% 8/1/17	3,070	3,176
Series 2012 C, 5% 9/15/21	4,350	5,157
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5% 1/15/17	1,000	1,011
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	4,751
5% 12/1/16 (Escrowed to Maturity)	280	282
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/21	650	751
5% 2/15/22	1,100	1,302
5% 2/15/23	2,120	2,559
5% 2/15/24	1,640	2,010
5% 2/15/25	1,710	2,124
5% 2/15/26	1,250	1,570

TOTAL OHIO		97,663

Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015, 5% 10/1/17	450	468
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23	2,600	3,077
Series 2004 A, 2.375% 12/1/21	1,350	1,425
Series 2012, 5% 2/15/21	1,600	1,849
Tulsa County Independent School Disctrict #9 Series 2015, 2% 4/1/17	3,000	3,017
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	5,655

TOTAL OKLAHOMA		15,491

Pennsylvania - 4.9%
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5% 7/1/17	1,255	1,292
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (b)	10,255	10,237
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,258
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/18	1,000	1,050
4% 10/1/19	660	707
5% 10/1/20	1,260	1,422
Mount Lebanon School District Series 2015, 4% 2/15/18	865	900
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,589
5% 3/1/19	2,310	2,495
5% 3/1/20	2,140	2,375
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,166
5% 7/1/22	3,795	3,846
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2013, 0.7%, tender 11/1/16 (b)(c)	12,400	12,400
0.9%, tender 10/3/16 (b)(c)	3,900	3,900
Pennsylvania Gen. Oblig.:
Series 2006 1, 5% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	7,000	7,000
Series 2011, 5% 7/1/21	1,900	2,203
Series 2012, 5% 6/1/18	3,410	3,631
Series 2016:
5% 2/1/21	8,825	10,129
5% 2/1/22	9,265	10,897
5% 2/1/23	9,075	10,911
5% 2/1/24	10,215	12,503
5% 6/1/17	9,000	9,241
5% 8/15/17	18,000	18,631
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2014:
5% 12/1/19	340	381
5% 12/1/21	275	327
5% 12/1/22	855	1,040
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	5,000	5,806
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	13,083
Series 2013 A, 1.44% 12/1/17 (b)	6,400	6,402
Philadelphia Gen. Oblig.:
Series 2008 A, 5% 12/15/16 (FSA Insured)	7,275	7,333
Series 2011:
5.25% 8/1/17	6,165	6,375
5.25% 8/1/18	5,515	5,913
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	6,924
5% 11/15/18	3,430	3,696
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,063
5% 6/1/19	200	220
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/19	1,305	1,395
5% 4/1/20	1,250	1,363
5% 4/1/21	1,000	1,102
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,318

TOTAL PENNSYLVANIA		199,524

Rhode Island - 0.8%
Rhode Island & Providence Plantations Series 2015 A, 4% 8/1/17	5,000	5,127
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2013 A:
5% 5/15/18	1,000	1,053
5% 5/15/19	1,500	1,632
Series 2016:
5% 5/15/20	660	743
5% 5/15/22	2,000	2,341
5% 5/15/23	1,205	1,433
5% 5/15/24	2,350	2,829
5% 5/15/25	5,505	6,708
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	6,040	7,386
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,500	4,059
5% 6/1/27	1,000	1,148

TOTAL RHODE ISLAND		34,459

South Carolina - 1.8%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,323
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/23	4,440	5,347
5% 12/1/26	1,100	1,319
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B:
5% 12/1/17	2,000	2,095
5% 12/1/20	1,000	1,155
Series 2012 C, 5% 12/1/17	10,535	11,033
Series 2014 C:
5% 12/1/22	1,100	1,334
5% 12/1/23	5,000	6,156
Series 2015 C:
5% 12/1/18	15,000	16,280
5% 12/1/19	18,690	20,944
South Carolina Trans. Infrastructure Bank Rev. Series 2012 B, 5% 10/1/17	8,000	8,324

TOTAL SOUTH CAROLINA		75,310

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010, 5% 9/1/17	490	508
Series 2011:
5% 9/1/17	1,100	1,140
5% 9/1/18	1,200	1,289
5% 9/1/19	1,255	1,383
Series 2014 B:
4% 11/1/19	400	434
4% 11/1/20	625	690
4% 11/1/21	500	561
5% 11/1/22	375	448

TOTAL SOUTH DAKOTA		6,453

Tennessee - 0.0%
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A, 5% 7/1/17	1,100	1,133
Texas - 9.5%
Allen Independent School District Series 2013, 4% 2/15/18	1,290	1,344
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,429
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,499
Bastrop Independent School District Series 2007, 5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	2,705	2,748
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/17	2,135	2,212
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,099
Central Reg'l. Mobility Auth. Series 2016:
5% 1/1/21	500	575
5% 1/1/22	1,500	1,762
5% 1/1/23	2,450	2,923
5% 1/1/24	3,370	4,078
5% 1/1/26	2,865	3,557
Cypress-Fairbanks Independent School District Bonds Series 2014 B3, 1.05%, tender 8/15/17 (b)	2,025	2,027
Dallas County Gen. Oblig. Series 2016:
5% 8/15/22	3,520	4,268
5% 8/15/23	3,000	3,720
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 F:
5% 11/1/19	2,000	2,244
5% 11/1/20	1,500	1,738
5% 11/1/21	3,000	3,532
5% 11/1/22	5,000	6,015
Series 2014 D, 5% 11/1/23 (c)	1,950	2,350
Dallas Independent School District Bonds:
Series 2016 B1, 3%, tender 2/15/17 (b)	1,985	2,000
Series 2016 B2, 4%, tender 2/15/18 (b)	3,970	4,132
Series 2016 B3, 5%, tender 2/15/19 (b)	6,000	6,536
Series 2016 B4, 5%, tender 2/15/20 (b)	7,000	7,879
Series 2016 B5, 5%, tender 2/15/21 (b)	8,000	9,251
Series 2016 B6, 5%, tender 2/15/22 (b)	10,000	11,859
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,729
Dickinson Independent School District Bonds Series 2013, 1.05%, tender 8/1/17 (b)	5,150	5,154
El Paso Gen. Oblig. Series 2014, 5% 8/15/18	2,695	2,899
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A, 5% 11/15/16	500	502
Harris County Gen. Oblig. Series 2015 A, 4% 10/1/17	2,500	2,579
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	7,591
Series 2012 A, 5% 7/1/23 (c)	2,000	2,321
Houston Util. Sys. Rev.:
5% 5/15/22	5,000	5,998
5% 5/15/23	7,000	8,606
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	1,300	1,321
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,212
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,344
Series 2010, 5% 5/15/17	3,005	3,080
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	2,882
5% 7/1/18	3,030	3,236
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,861
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.75%, tender 11/1/16 (b)(c)	10,000	9,998
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,480	3,072
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (b)	3,505	3,497
Series 2007 A, 5% 8/1/24 (Pre-Refunded to 8/1/17 @ 100)	10,000	10,337
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,817
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,589
Series 2016 A, 5% 1/1/26	13,000	15,900
5.75% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	7,830	8,300
Northside Independent School District Bonds:
Series 2011 A, 2%, tender 6/1/19 (b)	6,225	6,360
1.2%, tender 8/1/17 (b)	28,155	28,192
2%, tender 6/1/21 (b)	10,000	10,307
Plano Independent School District 5% 2/15/18	2,500	2,639
Port Houston Auth. Harris County Series 2015 B, 5% 10/1/17 (c)	2,000	2,081
Round Rock Independent School District Series 2015, 5% 8/1/17	5,000	5,170
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,139
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,140
5% 9/15/21	1,000	1,170
5% 9/15/22	3,440	4,109
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,617
5% 5/15/20	6,000	6,849
5% 5/15/21	5,000	5,867
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.):
Series 2009, 5% 10/1/16	5,795	5,795
Series 2016 A:
5% 10/1/20	3,480	3,999
5% 10/1/21	3,000	3,542
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	885
5% 8/15/23	1,000	1,233
Series 2013:
4% 9/1/18	400	422
5% 9/1/19	655	722
5% 9/1/20	915	1,038
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	2,385	2,621
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5.75% 7/1/18	1,830	1,928
Texas Gen. Oblig.:
Series 2009 A, 5% 10/1/16	3,400	3,400
Series 2014, 5% 10/1/16	10,645	10,645
Texas Pub. Fin. Auth. Rev. Series 2014 B, 4% 7/1/17	2,100	2,124
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (b)	12,885	14,511
Texas Trans. Commission State Hwy. Fund Rev. Series 2015, 3% 10/1/17	34,000	34,746
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,122
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	1,585	1,956
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,130
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2015 B, 4% 7/1/17	5,625	5,756
Series 2015, 5% 7/1/17	1,985	2,046

TOTAL TEXAS		386,863

Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,129
Virginia - 0.9%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	663
5% 7/15/21	400	463
Fairfax County Gen. Oblig.:
5% 10/1/20	6,710	7,771
5% 10/1/21	3,000	3,576
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	2,340	2,885
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	650	801
5% 6/15/25	1,000	1,240
5% 6/15/26	1,715	2,144
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.) Series 2015 D, 5% 2/1/17	12,830	13,004
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (b)	2,500	2,545

TOTAL VIRGINIA		35,092

Washington - 1.4%
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,547
5% 1/1/21	1,865	2,161
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	6,391
5% 12/1/17	2,950	3,089
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (c)	2,500	2,516
Port of Seattle Rev.:
Series 2010 C, 5% 2/1/17 (c)	2,500	2,533
Series 2015 B, 5% 3/1/17	5,000	5,085
Series 2016 B:
5% 10/1/20 (c)	2,935	3,367
5% 10/1/21 (c)	2,780	3,264
5% 10/1/22 (c)	2,500	2,998
5% 10/1/23 (c)	3,030	3,700
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,027
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,473
4% 1/1/21	2,000	2,237
5% 1/1/20	3,000	3,379
5% 1/1/21	1,770	2,053
Washington Gen. Oblig. Series 2012 AR, 5% 7/1/18	5,000	5,356

TOTAL WASHINGTON		57,176

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (b)(c)	6,420	6,410
1.9%, tender 4/1/19 (b)	6,285	6,335

TOTAL WEST VIRGINIA		12,745

Wisconsin - 0.5%
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	3,215	3,807
Milwaukee County Arpt. Rev. Series 2013 A:
5% 12/1/20 (c)	1,330	1,506
5% 12/1/22 (c)	1,470	1,729
5.25% 12/1/23 (c)	1,540	1,864
Wisconsin Health & Edl. Facilities:
Bonds Series 2013 B, 4%, tender 3/1/18 (b)	2,090	2,178
Series 2014:
4% 5/1/18	375	389
4% 5/1/19	285	300
5% 5/1/20	410	449
5% 5/1/21	640	707
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,532
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/16	1,440	1,451
5% 12/15/17	1,540	1,614
Series 2012, 5% 10/1/21	1,400	1,646

TOTAL WISCONSIN		19,172

TOTAL MUNICIPAL BONDS
(Cost $3,523,134)		3,597,773

Municipal Notes - 4.0%
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.03% 10/7/16, VRDN (b)(c)	3,800	$3,800
Connecticut - 0.2%
New Britain Gen. Oblig. BAN 2% 3/23/17	5,000	5,023
New London BAN Series 2016, 2% 3/23/17	4,800	4,818

TOTAL CONNECTICUT		9,841

Georgia - 0.5%
Atlanta Independent School Sys. TAN Series 2016, 1.5% 12/28/16	20,800	20,828
Kentucky - 0.0%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	2,165	2,228
New Jersey - 0.2%
New Brunswick Gen. Oblig. BAN Series 2016, 3% 6/6/17	7,723	7,812
New York - 2.3%
Albany Gen. Oblig. BAN Series 2016, 2% 6/30/17	14,600	14,691
Binghamton Gen. Oblig. BAN Series 2015 B, 2% 11/18/16	11,300	11,311
New York Metropolitan Trans. Auth. Rev. BAN 2% 10/1/16	54,600	54,602
Rockland County Gen. Oblig. TAN Series 2016, 2% 3/16/17	3,500	3,515
Sachem Central School District of Holbrook TAN Series 2016, 1.5% 6/29/17	10,400	10,422

TOTAL NEW YORK		94,541

Ohio - 0.1%
Belmont County BAN Series 2016, 1.375% 8/31/17	2,300	2,303
Virginia - 0.6%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.85%, tender 11/3/16 (Liquidity Facility Citibank NA) (b)(d)(e)	24,100	24,098
TOTAL MUNICIPAL NOTES
(Cost $165,551)		165,451
	Shares	Value (000s)

Money Market Funds - 6.3%
Fidelity Municipal Cash Central Fund, 0.81% (f)
(Cost $257,129)	257,120,000	257,113
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $3,945,814)		4,020,337
NET OTHER ASSETS (LIABILITIES) - 1.8%		72,373
NET ASSETS - 100%		$4,092,710

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,098,000 or 0.6% of net assets.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 13 0014, 0.85%, tender 11/3/16 (Liquidity Facility Citibank NA)	9/8/16	$24,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$350
Total	$350

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$3,763,224	$--	$3,763,224	$--
Money Market Funds	257,113	257,113	--	--
Total Investments in Securities:	$4,020,337	$257,113	$3,763,224	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $3,945,761,000. Net unrealized appreciation aggregated $74,576,000, of which $76,645,000 related to appreciated investment securities and $2,069,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Michigan Municipal Income Fund

September 30, 2016

MIR-QTLY-1116
1.807731.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.8%
	Principal Amount	Value
Guam - 1.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16 (Escrowed to Maturity)	$1,045,000	$1,045,000
Series 2006 A, 5% 10/1/23	1,000,000	1,000,000
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/35	555,000	653,579
5% 12/1/46	2,000,000	2,333,380
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (a)	950,000	950,000
6.25% 10/1/34 (a)	1,000,000	1,205,720
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,399,390

TOTAL GUAM		8,587,069

Michigan - 90.6%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,053,000	1,147,075
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,665,734
5% 5/1/36	1,500,000	1,772,625
5% 5/1/37	1,175,000	1,385,313
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,209,820
5% 11/1/26	1,000,000	1,198,160
5% 11/1/27	700,000	836,017
5% 11/1/28	250,000	297,043
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	3,066,766
5% 5/1/29	1,250,000	1,507,963
5% 5/1/30	1,250,000	1,499,363
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	1,057,067
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,779,788
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,199,090
5% 5/1/33	1,000,000	1,196,400
5% 5/1/34	1,075,000	1,282,292
5% 5/1/35	775,000	920,995
Series 2016:
5% 5/1/25	1,420,000	1,760,346
5% 5/1/26	1,415,000	1,769,132
5% 5/1/27	555,000	690,636
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,803,090
5% 5/1/28	1,735,000	2,093,052
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	6,381,700
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,853,300
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,138,542
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,505,728
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,830,264
Detroit Wtr. Supply Sys. Rev.:
Series 2004, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,005,360
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,100,086
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,016,700
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,259,180
5% 10/1/22 (FSA Insured)	2,645,000	3,063,254
5% 10/1/26 (FSA Insured)	4,850,000	5,477,348
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,041,300
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,651,011
5% 5/1/26 (FSA Insured)	1,385,000	1,703,453
5% 5/1/27 (FSA Insured)	1,425,000	1,741,379
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,754,033
5% 5/1/19	1,375,000	1,508,416
5% 5/1/20	1,575,000	1,780,695
5% 5/1/21	1,575,000	1,826,024
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,742,770
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,359,282
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,509,560
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,483,150
Grand Rapids Cmnty. College Series 2008, 5% 5/1/19 (FSA Insured)	1,315,000	1,398,121
Grand Rapids San. Swr. Sys. Rev.:
Series 2012, 5% 1/1/37	1,250,000	1,460,900
Series 2014:
5% 1/1/27	1,300,000	1,584,076
5% 1/1/29	800,000	965,160
5% 1/1/30	2,000,000	2,399,440
Series 2016, 5% 1/1/37	1,250,000	1,508,625
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	307,288
5% 1/1/32	320,000	391,533
5% 1/1/33	550,000	670,390
5% 1/1/34	500,000	607,130
5% 1/1/35	920,000	1,112,878
5% 1/1/36	385,000	464,302
5% 1/1/41	2,190,000	2,625,087
5% 1/1/46	800,000	955,304
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,250,620
Series 2014 A, 5% 7/1/47	1,400,000	1,559,292
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	521,970
Series 2008, 5% 12/1/33 (Pre-Refunded to 6/1/18 @ 100)	5,000,000	5,338,650
Series 2014 B:
5% 12/1/25	500,000	609,825
5% 12/1/26	1,900,000	2,315,739
5% 12/1/28	1,800,000	2,177,334
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	525,870
5.25% 5/1/21 (FSA Insured)	2,000,000	2,126,420
5.25% 5/1/24 (FSA Insured)	2,100,000	2,231,712
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,380,796
4% 5/1/25	500,000	563,920
5% 5/1/20	1,000,000	1,128,730
5% 5/1/22	600,000	710,088
5.25% 5/1/41	1,750,000	1,975,243
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,047,420
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,442,803
Kalamazoo Pub. Schools 5% 5/1/17 (FSA Insured)	1,595,000	1,599,562
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,790,727
5% 1/1/29	4,390,000	5,427,006
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,999,500
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,112,880
4% 5/1/22	1,000,000	1,130,300
L'Anse Creuse Pub. Schools Series 2012:
5% 5/1/22	1,500,000	1,735,455
5% 5/1/23	1,500,000	1,731,855
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,310,333
5% 5/1/25	3,275,000	4,059,952
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,826,700
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,353,283
5% 5/1/25	1,540,000	1,818,956
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,350,000	1,436,873
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	1,425,000	1,516,699
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	1,395,000	1,484,768
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,650,332
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,443,993
5% 5/1/29	1,430,000	1,712,454
5% 5/1/31	500,000	592,715
5% 5/1/32	1,000,000	1,180,830
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	959,728
5% 7/1/30	900,000	1,102,986
5% 7/1/31	780,000	951,374
5% 7/1/32	1,000,000	1,213,910
5% 7/1/33	705,000	852,423
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2015 1, 5% 10/15/50	7,250,000	8,501,930
Series 2015 I, 5% 4/15/29	7,000,000	8,583,960
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,231,260
Series 2016:
6% 10/15/38	165,000	181,134
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,987,630
Series IA:
5.375% 10/15/41	3,000,000	3,482,010
5.5% 10/15/45	10,000,000	11,671,400
5% 4/15/33	5,000,000	6,018,000
5% 4/15/38	3,000,000	3,557,430
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,336,575
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,435,663
5% 1/1/40	3,000,000	3,410,220
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,150,580
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	3,000,000	3,476,610
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	150,820
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	12,790,000	15,431,885
Series 2012 B, 5% 7/1/22	1,700,000	1,707,531
Series 2012:
5% 11/15/24	660,000	791,413
5% 11/15/25	1,000,000	1,192,040
5% 11/1/26	6,425,000	7,529,907
5% 11/15/26	800,000	948,520
5% 11/15/36	6,200,000	7,103,464
5% 11/1/42	2,000,000	2,250,040
5% 11/15/42	4,500,000	5,120,100
Series 2013:
5% 10/1/25	1,255,000	1,523,319
5% 8/15/30	4,105,000	4,787,662
5% 8/15/31	2,310,000	2,684,613
Series 2014 H1:
5% 10/1/22	1,000,000	1,164,490
5% 10/1/25	2,250,000	2,762,865
5% 10/1/39	8,600,000	9,932,656
Series 2014:
5% 6/1/25	1,000,000	1,222,270
5% 6/1/26	700,000	850,024
5% 6/1/27	700,000	845,047
Series 2015 C:
5% 7/1/26	570,000	691,188
5% 7/1/27	1,215,000	1,461,596
5% 7/1/28	1,500,000	1,793,985
5% 7/1/35	1,000,000	1,161,880
Series 2015 D1:
5% 7/1/34	1,250,000	1,452,350
5% 7/1/35	500,000	578,850
Series 2015:
5% 11/15/26	2,250,000	2,763,495
5% 11/15/27	3,500,000	4,267,935
5% 11/15/28	1,835,000	2,220,001
Series 2016 A, 5% 11/1/44	6,000,000	7,024,740
Series 2016:
5% 1/1/29 (b)	1,000,000	1,208,680
5% 1/1/30 (b)	1,000,000	1,200,440
5% 1/1/31 (b)	1,100,000	1,314,489
5% 1/1/32 (b)	1,895,000	2,247,413
5% 1/1/33 (b)	1,915,000	2,262,534
5% 1/1/34 (b)	1,385,000	1,630,173
5% 11/15/34	6,000,000	7,196,160
5% 11/15/41	3,500,000	4,129,930
5.25% 12/1/41	4,000,000	4,884,560
Series MI, 5.5% 12/1/28	5,000,000	6,370,700
5% 12/1/27	1,090,000	1,247,854
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	11,615
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A, 5% 11/15/17	1,000,000	1,004,740
Series 2009, 5.25% 11/15/24 (Pre-Refunded to 11/15/19 @ 100)	3,000,000	3,394,500
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,415,156
Series 2012 A, 5% 6/1/24	2,765,000	3,279,567
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,237,831
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,029,470
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	558,642
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (c)	6,200,000	6,244,640
Series 2010 F4, 1.95%, tender 4/1/20 (c)	5,500,000	5,642,450
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,427,914
5% 11/15/18	500,000	522,325
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,279,831
5% 11/15/19	290,000	303,346
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	741,780
5% 11/15/20	575,000	602,313
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,488,783
5% 11/15/31	1,450,000	1,514,409
5% 11/15/31 (Pre-Refunded to 11/15/17 @ 100)	3,550,000	3,708,898
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	870,000	971,573
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	184,114
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23	385,000	430,599
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,336,376
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,197,677
Michigan Trunk Line Fund Rev. Series 2011, 5% 11/15/36	2,000,000	2,258,940
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Pre-Refunded to 11/1/16 @ 100)	420,000	421,294
5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	490,000	491,509
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,133,130
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,379,184
5% 3/1/25	1,225,000	1,441,225
5% 3/1/26	1,290,000	1,516,240
5% 3/1/37	4,000,000	4,567,800
Series 2013 A:
5% 3/1/25	995,000	1,192,796
5% 3/1/26	1,620,000	1,934,442
5% 3/1/27	815,000	973,738
5% 3/1/38	2,900,000	3,360,085
Series 2014:
5% 3/1/28	335,000	397,766
5% 3/1/29	525,000	618,655
5% 3/1/39	3,000,000	3,464,610
Series 2016:
5% 3/1/41	3,000,000	3,536,940
5% 3/1/47	5,000,000	5,867,800
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,076,781
5.25% 5/1/27 (FSA Insured)	1,135,000	1,202,884
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	1,996,215
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,055,140
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,291,750
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	3,014,925
5% 11/1/34	1,250,000	1,500,400
5% 11/1/35	1,300,000	1,554,345
5% 11/1/39	755,000	894,305
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,186,018
5% 5/1/38 (FSA Insured)	1,000,000	1,046,190
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,473,313
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,590,463
5% 5/1/29	1,625,000	1,993,745
5% 5/1/30	1,700,000	2,072,725
5% 5/1/31	1,500,000	1,821,735
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	954,704
5% 5/1/25	1,000,000	1,239,680
5% 5/1/26	1,385,000	1,698,564
5% 5/1/24	570,000	697,669
5% 5/1/25	1,640,000	2,033,075
5% 5/1/26	1,715,000	2,103,276
5% 5/1/27	1,795,000	2,187,243
5% 5/1/28	1,885,000	2,274,007
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,205,688
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,900,219
Series 2014 D:
5% 9/1/26	1,000,000	1,198,670
5% 9/1/27	1,175,000	1,401,329
5% 9/1/28	1,870,000	2,216,156
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,556,750
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,741,421
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,116,880
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,904,506
5% 5/1/24	3,200,000	3,929,440
5% 5/1/25	2,355,000	2,927,854
Univ. of Michigan Rev. Series 2015, 5% 4/1/46	5,000,000	6,097,300
Warren Consolidated School District Series 2016:
5% 5/1/23	810,000	969,975
5% 5/1/33	5,410,000	6,403,222
5% 5/1/34	5,630,000	6,637,714
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,419,813
5% 12/1/25	5,120,000	6,077,082
Series 2011 A, 5% 12/1/21 (a)	5,000,000	5,712,750
Series 2012 A:
5% 12/1/22	2,220,000	2,643,532
5% 12/1/23	2,300,000	2,744,728
Series 2014 C:
5% 12/1/29 (a)	720,000	842,767
5% 12/1/31 (a)	860,000	992,320
5% 12/1/34 (a)	1,655,000	1,882,563
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,649,969
Series 2015 F, 5% 12/1/27 (a)	4,810,000	5,775,367
Series 2015 G:
5% 12/1/35	5,435,000	6,462,215
5% 12/1/36	5,760,000	6,833,203
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,939,217
5% 5/1/26	2,000,000	2,287,240
Series 2014 1:
5% 5/1/30	725,000	852,600
5% 5/1/32	500,000	581,245
5% 5/1/34	900,000	1,046,241
5% 5/1/35	250,000	289,693
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/17	45,000	46,989
5% 11/15/25	320,000	393,427
5% 11/15/26	400,000	486,088
5% 11/15/28	650,000	779,701
5% 11/15/29	750,000	894,150
5% 11/15/30	855,000	1,015,860
5% 11/15/31	700,000	828,303
Series 2015 A:
5% 11/15/26	1,000,000	1,227,340
5% 11/15/28	2,505,000	3,043,675
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,358,086
5% 5/1/38	5,670,000	6,684,873
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,556,669
5% 5/1/30	1,550,000	1,834,565
5% 5/1/32	1,750,000	2,052,033
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,204,640
5% 5/1/28 (FSA Insured)	500,000	597,605
5% 5/1/29 (FSA Insured)	1,000,000	1,185,870
5% 5/1/30 (FSA Insured)	1,000,000	1,179,970

TOTAL MICHIGAN		663,007,951

TOTAL MUNICIPAL BONDS
(Cost $633,086,718)		671,595,020

Municipal Notes - 4.8%
Michigan - 4.8%
JPMorgan Chase Participating VRDN Series Putters 5010, 0.9% 10/3/16 (Liquidity Facility JPMorgan Chase Bank) (c)(d)	4,000,000	$4,000,000
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 0.82% 10/7/16, VRDN (c)	5,000,000	5,000,000
Series 2016 E3, 0.81% 10/7/16, VRDN (c)	10,000,000	10,000,000
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2005 E, 0.85% 10/7/16, VRDN (c)	6,855,000	6,855,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.88% 10/3/16, LOC Comerica Bank, VRDN (c)	3,700,000	3,700,000
Univ. of Michigan Rev. Series 2012 D2, 0.87% 10/7/16, VRDN (c)	5,915,000	5,915,000
TOTAL MUNICIPAL NOTES

(Cost $35,470,000)		35,470,000

TOTAL INVESTMENT PORTFOLIO - 96.6%
(Cost $668,556,718)		707,065,020
NET OTHER ASSETS (LIABILITIES) - 3.4%		24,724,240
NET ASSETS - 100%		$731,789,260

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $668,374,156. Net unrealized appreciation aggregated $38,690,864, of which $39,121,983 related to appreciated investment securities and $431,119 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Minnesota Municipal Income Fund

September 30, 2016

MNF-QTLY-1116
1.807736.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,500,000	1,500,000
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	800,000	968,376
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$800,000	$824,600
6.25% 10/1/34 (a)	850,000	1,024,862
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,280,015

TOTAL GUAM		5,597,853

Minnesota - 96.9%
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/23	805,000	971,627
5% 2/1/24	1,110,000	1,360,305
5% 2/1/25	1,015,000	1,234,534
5% 2/1/26	1,220,000	1,469,954
5% 2/1/27	1,285,000	1,533,776
5% 2/1/28	1,345,000	1,595,372
5% 2/1/29	1,415,000	1,661,691
5% 2/1/34	1,800,000	2,074,608
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,365,000	4,378,226
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	532,145
Chaska Elec. Rev.:
Series 2015 A:
5% 10/1/27	1,665,000	2,066,348
5% 10/1/29	785,000	955,518
5% 10/1/26	1,000,000	1,248,490
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A:
5% 2/1/19	4,090,000	4,475,442
5% 2/1/22	4,975,000	5,955,324
(Minnesota School District Cr. Enhancement Prog.) Series 2016 A:
5% 2/1/30	1,400,000	1,747,452
5% 2/1/31	3,600,000	4,472,712
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	760,208
Cloquet Independent School District #94 Series 2015 B:
5% 2/1/28	3,030,000	3,744,535
5% 2/1/31	1,245,000	1,511,916
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/23	775,000	940,129
5% 11/1/25	250,000	304,193
5% 11/1/26	500,000	606,315
5% 11/1/27	400,000	481,760
Duluth Gen. Oblig. Series 2016 A:
5% 2/1/28	1,660,000	2,102,556
5% 2/1/30	1,235,000	1,541,502
5% 2/1/31	1,495,000	1,850,287
5% 2/1/32	2,130,000	2,624,075
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/17	1,495,000	1,508,201
4% 3/1/18	1,235,000	1,270,432
5% 3/1/30	2,535,000	2,646,946
Hennepin County Gen. Oblig. Series 2016 A:
5% 12/1/39	5,250,000	6,521,760
5% 12/1/40	7,200,000	8,936,712
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,048,220
Jordan Ind. School District Series 2014 A:
5% 2/1/28	1,000,000	1,201,650
5% 2/1/29	1,000,000	1,199,650
5% 2/1/30	1,245,000	1,491,087
Lakeville Independent School District #194 Series 2012 D, 5% 2/1/20	1,570,000	1,772,483
Maple Grove Health Care Facilities Series 2015:
4% 9/1/35	1,250,000	1,319,975
5% 9/1/28	695,000	829,260
5% 9/1/30	1,500,000	1,771,440
5% 9/1/31	1,300,000	1,525,134
5% 9/1/32	1,000,000	1,166,310
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5.25% 5/1/24	1,500,000	1,536,015
5.25% 5/1/25	2,000,000	2,046,840
5.25% 5/1/28	3,720,000	3,801,319
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,409,350
Series 2010 A, 5.25% 8/15/25	1,000,000	1,151,940
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	559,210
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,020,020
Series 2010 D, 5% 1/1/17 (a)	4,155,000	4,195,677
Series 2012 B:
5% 1/1/26	1,250,000	1,476,525
5% 1/1/27	1,500,000	1,767,675
Series 2014 A:
5% 1/1/26	3,015,000	3,689,908
5% 1/1/28	4,000,000	4,861,960
5% 1/1/29	2,150,000	2,601,952
5% 1/1/30	2,000,000	2,411,400
5% 1/1/31	6,020,000	7,231,284
Series 2016 A:
5% 1/1/30 (b)	4,000,000	5,050,960
5% 1/1/31 (b)	2,000,000	2,512,900
5% 1/1/32 (b)	3,250,000	4,073,290
Minneapolis Health Care Sys. Rev.:
Series 2015 A:
5% 11/15/27 (FSA Insured)	850,000	1,045,509
5% 11/15/28	1,000,000	1,221,690
5% 11/15/29	1,000,000	1,213,440
5% 11/15/30	1,000,000	1,209,800
5% 11/15/31	3,665,000	4,413,943
5% 11/15/32	2,200,000	2,637,668
6.5% 11/15/38	2,960,000	3,269,616
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	540,000	602,483
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,450,880
5% 6/1/21	2,000,000	2,207,440
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,003,657
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,159,013
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,875,518
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,841,525
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21 (Pre-Refunded to 6/1/18 @ 100)	3,300,000	3,523,509
Series 2010 A, 5% 8/1/27	5,000,000	5,723,800
Series 2010 D:
5% 8/1/21	1,000,000	1,149,220
5% 8/1/22	5,000,000	5,742,000
5% 8/1/23	10,000,000	11,475,900
Series 2011 B:
5% 10/1/24	2,500,000	2,956,050
5% 10/1/30	3,000,000	3,520,230
Series 2013 A, 5% 8/1/25	3,780,000	4,723,753
Series 2013 D, 5% 10/1/23	1,100,000	1,375,231
Series 2015 A, 5% 8/1/33	1,900,000	2,367,552
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	55,000	56,852
5% 8/1/24	4,780,000	5,795,415
5% 8/1/24 (Pre-Refunded to 8/1/22 @ 100)	220,000	266,460
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	790,000	792,433
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,104,700
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,488,388
5% 10/1/23	1,000,000	1,105,640
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,618,413
5% 10/1/19	1,000,000	1,096,690
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,803,978
Series Six-X, 5.25% 4/1/39 (Pre-Refunded to 4/1/17 @ 100)	1,500,000	1,532,805
Series 2015 8J, 5% 3/1/24	1,000,000	1,239,690
Series 8 L:
5% 4/1/28	920,000	1,145,759
5% 4/1/29	1,000,000	1,230,910
5% 4/1/35	500,000	598,935
Series Eight J, 5% 3/1/26	1,015,000	1,253,921
Series G8, 5% 12/1/31	1,000,000	1,212,540
Series Seven-Q:
5% 10/1/17	495,000	514,285
5% 10/1/18	400,000	429,456
5% 10/1/19	780,000	863,125
5% 10/1/20	1,140,000	1,287,311
5% 3/1/21	940,000	955,284
5% 3/1/22	1,030,000	1,046,707
5% 3/1/27	500,000	614,215
Minnesota Hsg. Fin. Agcy. Series 2015 A:
5% 8/1/29	1,000,000	1,197,790
5% 8/1/30	1,000,000	1,189,890
5% 8/1/31	1,000,000	1,187,530
5% 8/1/32	1,000,000	1,184,390
5% 8/1/33	1,000,000	1,182,040
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2007, 5.25% 10/1/22	1,000,000	1,040,600
Series 2014 A:
5% 10/1/25	200,000	247,760
5% 10/1/26	830,000	1,024,726
Series 2014:
5% 10/1/26	630,000	777,804
5% 10/1/27	750,000	922,823
5% 10/1/30	1,000,000	1,209,810
Series 2016:
4% 10/1/41	1,000,000	1,102,100
5% 10/1/32	1,500,000	1,846,050
5% 10/1/33	400,000	490,288
5% 10/1/35	400,000	487,120
5% 10/1/36	500,000	606,930
5% 10/1/47	2,000,000	2,408,160
Minnesota Pub. Facilities Auth. Rev.:
Series 2016 A, 5% 3/1/29	5,000,000	6,319,350
5% 3/1/30	5,150,000	6,463,559
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2009 A:
4% 10/1/18	1,490,000	1,581,456
4% 10/1/19	1,550,000	1,688,989
4% 10/1/20	1,580,000	1,717,286
Series 2011 A, 5% 10/1/30	1,495,000	1,737,788
Series 2013 A:
4% 10/1/18	2,210,000	2,345,650
4% 10/1/19	2,300,000	2,506,241
4% 10/1/20	2,385,000	2,656,175
Minnesota State Gen. Fdg. Rev.:
Series 2012 B:
5% 3/1/27	12,840,000	15,260,328
5% 3/1/28	4,275,000	5,066,132
5% 3/1/29	2,250,000	2,659,950
5% 6/1/27	5,000,000	6,122,200
5% 6/1/38	5,000,000	5,869,000
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,273,766
5% 1/1/20	2,100,000	2,356,998
Series 2013 A:
5% 1/1/23	850,000	1,024,854
5% 1/1/24	650,000	784,570
5% 1/1/25	975,000	1,170,419
5% 1/1/31	1,740,000	2,017,008
Series 2016:
5% 1/1/28	500,000	619,285
5% 1/1/29	620,000	760,331
5% 1/1/30	520,000	633,823
5% 1/1/31	350,000	425,313
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,180,000	3,334,166
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,003,310
5.5% 11/1/16	1,025,000	1,027,460
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/20	1,635,000	1,851,605
5% 2/1/21	1,350,000	1,577,232
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	705,000	709,632
Series 2013 B:
5% 12/1/26	570,000	696,215
5% 12/1/27	275,000	334,034
5% 12/1/28	275,000	333,006
5% 12/1/43	1,000,000	1,175,010
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,485,920
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	667,908
5% 7/1/18	685,000	727,813
5% 7/1/21	790,000	914,828
5% 7/1/22	350,000	414,785
5% 7/1/24	300,000	361,926
5% 7/1/27	245,000	290,435
5% 7/1/28	225,000	265,331
5% 7/1/33	1,225,000	1,416,272
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (c)	2,475,000	2,629,168
Series B, 4%, tender 11/15/18 (c)	3,000,000	3,186,870
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (c)	1,100,000	1,273,503
Saint Cloud Health Care Rev.:
Series 2014 B, 5% 5/1/22	1,950,000	2,331,947
Series 2016 A:
5% 5/1/29	1,000,000	1,232,710
5% 5/1/30	1,000,000	1,225,000
5% 5/1/31	1,000,000	1,219,250
5% 5/1/46	5,000,000	5,957,300
5.125% 5/1/30	310,000	349,057
5.125% 5/1/30 (Pre-Refunded to 5/1/20 @ 100)	4,695,000	5,376,479
Saint Paul Hsg. & Redev. Auth. Hosp. Rev.:
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/27	2,515,000	3,079,492
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/29	1,750,000	2,126,723
(HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/30	1,585,000	1,918,975
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,522,290
Saint Paul Port Auth. Lease Rev. Series 2013, 5% 12/1/21	4,900,000	5,787,733
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,229,280
5% 11/1/28	1,000,000	1,210,980
Sartell Independent School District 748:
Series 2016 A, 5% 2/1/27	1,825,000	2,280,849
Series 2016 B, 5% 2/1/26	1,500,000	1,886,565
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/23	1,895,000	2,281,618
5% 9/1/24	1,000,000	1,221,610
5% 9/1/25	1,345,000	1,633,193
5% 9/1/26	575,000	692,616
5% 9/1/28	1,000,000	1,188,560
5% 9/1/34	1,040,000	1,206,026
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,163,710
Series 2013 A, 5% 2/1/19	2,940,000	3,214,214
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	6,036,431
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	13,769,555
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	2,609,479
Series 2009 A:
5.25% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	2,000,000	2,191,900
5.5% 1/1/24 (Pre-Refunded to 1/1/19 @ 100)	500,000	550,740
Series 2015 A:
5% 1/1/28	1,000,000	1,246,160
5% 1/1/34	1,695,000	2,041,034
5% 1/1/36	1,000,000	1,195,950
5% 1/1/41	1,000,000	1,186,910
0% 1/1/18 (AMBAC Insured)	125,000	123,236
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	535,000	553,195
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A, 5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,196,642
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,364,020
(HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/17 (Pre-Refunded to 11/15/16 @ 100)	590,000	592,956
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,278,300
Series 2015 A:
5% 7/1/29	5,000,000	6,045,450
5% 7/1/30	5,000,000	6,014,800
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	219,824
5.125% 4/1/34	1,000,000	1,094,410
5.25% 4/1/29	1,000,000	1,103,950
Series 2009 C, 5% 12/1/21	1,000,000	1,106,220
Series 2011 D:
5% 12/1/23	1,180,000	1,397,663
5% 12/1/26	1,020,000	1,206,466
5% 12/1/36	2,085,000	2,427,691
Series 2016:
5% 4/1/37	2,125,000	2,619,764
5% 4/1/41	3,000,000	3,669,780
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	6,268,283
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,455,068
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	441,593
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	4,018,517
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 2012 A:
5% 1/1/26	5,000,000	6,031,850
5% 1/1/27	2,150,000	2,586,601
5% 1/1/30	1,000,000	1,193,230
Series 2014 A:
5% 1/1/31	1,750,000	2,119,180
5% 1/1/35	1,595,000	1,906,440
5% 1/1/40	1,500,000	1,767,510
5% 1/1/46	11,270,000	13,189,732
Series 2015 A, 5% 1/1/31	1,820,000	2,245,607

TOTAL MINNESOTA		530,816,849

TOTAL MUNICIPAL BONDS
(Cost $507,227,240)		536,414,702
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $507,227,240)		536,414,702
NET OTHER ASSETS (LIABILITIES) - 2.1%		11,548,232
NET ASSETS - 100%		$547,962,934

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $507,220,695. Net unrealized appreciation aggregated $29,194,007, of which $29,540,711 related to appreciated investment securities and $346,704 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

September 30, 2016

HIY-QTLY-1116
1.807726.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.7%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	3,500	3,916
Montgomery Med. Clinic Facilities:
4% 3/1/36	$500	$521
5% 3/1/33	4,000	4,680
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,281

TOTAL ALABAMA		12,398

Alaska - 0.4%
Alaska Gen. Oblig. Series 2016 A:
5% 8/1/31	1,885	2,293
5% 8/1/32	5,615	6,799
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/35	10,800	12,885

TOTAL ALASKA		21,977

Arizona - 1.9%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,880
5.25% 10/1/20 (FSA Insured)	8,000	9,024
5.25% 10/1/26 (FSA Insured)	2,570	2,882
5.25% 10/1/28 (FSA Insured)	8,345	9,353
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 B, 1.243%, tender 1/1/37 (b)	3,000	2,775
Series 2008 D:
5.5% 1/1/38	12,000	12,661
6% 1/1/27	2,600	2,766
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,492
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	2,600	2,876
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,677
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,690
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	270	273
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	4,036
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39 (Pre-Refunded to 7/1/18 @ 100)	4,800	5,152
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	17,150
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,175
5% 7/1/23	2,000	2,346
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	965	1,132
5% 7/1/22 (Pre-Refunded to 7/1/21 @ 100)	535	632
Series 2012 A:
5% 7/1/24	1,140	1,380
5% 7/1/26	1,000	1,206
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	700	763
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,086
5.5% 12/1/29	7,900	10,143
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	948
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	3,000	3,649

TOTAL ARIZONA		109,147

California - 12.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,200
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	2,869
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,916
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,140
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	2,026
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,489
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
5% 3/1/19	1,800	1,908
5% 8/1/19 (Pre-Refunded to 2/1/17 @ 100)	8,310	8,428
5% 8/1/20 (Pre-Refunded to 2/1/17 @ 100)	5,355	5,431
5% 10/1/22	2,300	2,576
5% 11/1/22 (Pre-Refunded to 11/1/17 @ 100)	3,100	3,240
5% 12/1/22 (Pre-Refunded to 12/1/17 @ 100)	6,800	7,132
5% 11/1/24	1,600	1,674
5.25% 9/1/23	24,300	29,335
5.25% 12/1/33	160	161
5.25% 4/1/35	12,000	14,489
5.25% 3/1/38	9,000	9,545
5.25% 11/1/40	3,200	3,708
5.5% 8/1/27	14,700	15,961
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	10,691
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,735
5.6% 3/1/36	2,550	2,934
5.75% 4/1/31	5,020	5,626
6% 3/1/33	23,800	27,818
6% 4/1/38	19,600	22,055
6% 11/1/39	10,020	11,552
6.5% 4/1/33	7,900	9,003
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	10,000	11,258
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,651
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	14,852
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	8,188
5% 6/1/28	6,175	7,491
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,574
5% 3/1/22	1,695	1,723
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,189
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26 (Pre-Refunded to 10/1/21 @ 100)	2,515	3,027
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	11,787
5.25% 10/1/26	5,000	5,975
Series 2012 A:
5% 4/1/25	4,700	5,621
5% 4/1/26	13,495	16,124
Series 2012 G, 5% 11/1/25	4,000	4,861
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	4,100	4,883
5% 12/1/23	7,355	8,756
Series 2009 G1, 5.75% 10/1/30	2,500	2,846
Series 2009 I:
6.125% 11/1/29	1,600	1,848
6.375% 11/1/34	4,600	5,331
Series 2010 A, 5.75% 3/1/30	4,900	5,642
California Statewide Cmntys. Dev. Auth. Rev. (Sutter Health Proj.) Series 2011 A, 6% 8/15/42	10,700	12,744
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,283
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,576
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,434
Long Beach Unified School District Series 2009:
5.5% 8/1/28	235	265
5.5% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	3,575	4,039
5.5% 8/1/29	125	141
5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,875	2,118
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,003
5% 9/1/19 (AMBAC Insured)	2,545	2,553
Los Angeles Hbr. Dept. Rev. Series 2016 B:
5% 8/1/30 (c)	2,500	3,154
5% 8/1/31 (c)	1,000	1,256
5% 8/1/32 (c)	3,000	3,749
5% 8/1/33 (c)	2,450	3,049
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,387
5% 3/1/27	2,000	2,351
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	4,325	4,869
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,330
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	3,188
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,396
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,346
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34 (Pre-Refunded to 1/15/19 @ 100)	2,500	2,789
Series 2012:
5% 1/15/26	4,535	5,239
5% 1/15/28	4,345	5,002
5% 1/15/29	5,370	6,170
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/22 (Pre-Refunded to 8/1/19 @ 100)	2,320	2,682
Series 2015 A:
5% 8/1/25 (FSA Insured)	2,400	3,080
5% 8/1/26	1,025	1,305
5% 8/1/27 (FSA Insured)	1,160	1,472
5% 8/1/29	1,750	2,182
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,572
5% 2/1/24	8,200	9,640
Port of Oakland Rev. Series 2012 P:
5% 5/1/23 (d)	6,455	7,647
5% 5/1/24 (d)	9,900	11,705
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	3,117
Series B:
0% 8/1/37	7,800	4,077
0% 8/1/38	10,200	5,135
0% 8/1/39	20,100	9,739
0% 8/1/40	3,000	1,402
0% 8/1/41	13,610	6,114
Poway Unified School District Pub. Fing.:
5% 9/1/26	1,275	1,546
5% 9/1/29	2,650	3,148
5% 9/1/31	1,200	1,404
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,200	3,202
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	12,189
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,108
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	12,390
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	2,123
0% 7/1/39	9,650	4,585
0% 7/1/41	21,370	9,463
Series 2008 E:
0% 7/1/47 (a)	7,400	5,100
0% 7/1/49	25,500	8,321
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	12,800	14,728
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,646
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,635
5% 6/1/30	16,190	19,618
5% 6/1/31	11,785	14,239
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	5,150	6,030
Series 2010 B, 0% 8/1/47	18,400	5,988
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	4,542
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,671
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	491
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,679
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,342
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	4,661
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,325	1,474
Series O, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	390	434
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	5,576
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,218
5% 7/1/27	1,840	1,888
Series 2009 A, 5.75% 7/1/24	1,750	1,937
Series 2010 A, 5.5% 7/1/38	3,815	4,080
West Contra Costa Unified School District Series 2012:
5% 8/1/24	3,625	4,336
5% 8/1/25	10,000	11,901

TOTAL CALIFORNIA		698,397

Colorado - 0.8%
Colorado Health Facilities Auth. (Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,500	1,616
5% 9/1/46	6,000	7,050
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,513
0% 7/15/22 (Escrowed to Maturity)	15,700	14,344
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,157
5% 9/1/22	1,500	1,561
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,608
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	11,430
Series 2010 C, 5.375% 9/1/26	1,000	1,121

TOTAL COLORADO		46,400

Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2016 B:
5% 5/15/25	2,390	2,982
5% 5/15/26	16,000	20,178
Connecticut Health & Edl. Facilities Auth. Rev. Series 2016 K, 4% 7/1/46	7,315	7,795
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/18 (FSA Insured)	2,840	3,042
5% 8/15/21 (FSA Insured)	1,400	1,631
5% 8/15/24 (FSA Insured)	2,805	3,449

TOTAL CONNECTICUT		39,077

Delaware - 0.1%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	4,800	5,607
District Of Columbia - 0.9%
District of Columbia Rev. Series B, 4.75% 6/1/32	2,200	2,434
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	8,445
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	8,093
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	17,514
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	2,185
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2014 A:
5% 10/1/23 (d)	2,715	3,293
5% 10/1/24 (d)	7,000	8,625

TOTAL DISTRICT OF COLUMBIA		50,589

Florida - 13.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	1,055	1,061
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,736
Brevard County School Board Ctfs. of Prtn. Series 2015 C:
5% 7/1/25	2,000	2,492
5% 7/1/26	1,000	1,242
5% 7/1/28	1,745	2,136
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	5,215	6,198
Series A:
5% 10/1/28 (d)	2,500	2,998
5% 10/1/30 (d)	3,500	4,157
5% 10/1/31 (d)	2,000	2,368
5% 10/1/32 (d)	2,400	2,832
Broward County School Board Ctfs. of Prtn.:
Series 2012 A:
5% 7/1/23	21,020	25,089
5% 7/1/27	5,695	6,732
Series 2015 A:
5% 7/1/24	1,915	2,373
5% 7/1/26	7,200	8,989
Series 2015 B:
5% 7/1/24	1,940	2,404
5% 7/1/25	2,355	2,962
Citizens Property Ins. Corp.:
Series 2011 A1:
5% 6/1/19	1,715	1,890
5% 6/1/20	3,000	3,413
Series 2012 A1, 5% 6/1/21	8,400	9,812
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	29,088
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/32	12,225	14,642
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29 (Pre-Refunded to 6/1/17 @ 101)	4,500	4,663
Series 2011 E, 5% 6/1/24	6,600	7,768
Series 2011 F, 5% 6/1/23	6,070	7,147
Series A, 5.5% 6/1/38	2,000	2,160
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,025
5% 10/1/17	2,130	2,137
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,371
5% 7/1/18	3,320	3,331
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	6,652
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 101)	3,000	3,124
Series 2011 B, 5% 7/1/23	10,175	12,028
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,400	6,476
Series 2015 C:
5% 10/1/30	3,270	3,887
5% 10/1/40	1,000	1,173
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,835	2,275
5% 10/1/31	2,005	2,464
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,669
Series 2009 A, 6.25% 10/1/31 (Pre-Refunded to 10/1/19 @ 100)	3,000	3,467
Series 2015 B:
5% 10/1/28	1,000	1,236
5% 10/1/30	1,800	2,193
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,957
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016:
5% 10/1/24 (d)	3,000	3,654
5% 10/1/25 (d)	3,225	3,961
5% 10/1/26 (d)	1,700	2,111
5% 10/1/27 (d)	1,000	1,253
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	520	520
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	1,200	1,327
5% 6/1/25	1,285	1,580
5% 6/1/26	1,375	1,678
5% 6/1/46	2,510	2,878
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2006 G:
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	95
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	70
Series 2008 B, 6% 11/15/37	11,000	12,531
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	1,986
5% 7/1/18	2,125	2,187
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,525
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	5,906
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	6,599
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	1,000	1,214
5% 6/1/28 (FSA Insured)	1,000	1,205
5% 6/1/30 (FSA Insured)	1,650	1,964
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	5,260	5,997
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,020
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,566
Series 2010:
5.5% 10/1/30	2,275	2,647
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	725	850
Series 2012 A:
5% 10/1/23 (d)	7,500	8,834
5% 10/1/24 (d)	9,050	10,603
5% 10/1/30 (d)	6,095	6,887
5% 10/1/31 (d)	2,500	2,819
Series 2014 A:
5% 10/1/28 (d)	4,000	4,774
5% 10/1/33 (d)	8,385	9,736
5% 10/1/36 (d)	12,755	14,682
5% 10/1/37	11,100	13,196
Series 2015 A:
5% 10/1/29 (d)	1,585	1,891
5% 10/1/31 (d)	1,330	1,568
5% 10/1/35 (d)	3,400	3,919
Series 2016 A:
5% 10/1/29	1,450	1,799
5% 10/1/31	1,750	2,140
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,438
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	3,000	3,474
Series 2014 B:
5% 7/1/26	2,500	3,063
5% 7/1/27	1,750	2,132
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/18 (AMBAC Insured)	4,000	4,283
5% 8/1/20 (AMBAC Insured)	2,500	2,664
5% 8/1/21 (AMBAC Insured)	5,095	5,430
5% 8/1/22 (AMBAC Insured)	3,325	3,543
Series 2011 B, 5.625% 5/1/31	6,600	7,706
Series 2015 A:
5% 5/1/26	5,500	6,828
5% 5/1/28	17,710	21,673
Series 2015 B:
5% 5/1/26	8,500	10,552
5% 5/1/27	17,480	21,561
5% 5/1/28	14,465	17,702
Series 2016 A:
5% 5/1/30	3,900	4,740
5% 5/1/32	16,860	20,301
Series 2016 B, 5% 8/1/26	9,230	11,557
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/24	2,255	2,683
5% 7/1/42	1,900	2,194
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (Pre-Refunded to 12/1/17 @ 100)	1,350	1,418
5.25% 12/1/37 (Pre-Refunded to 12/1/17 @ 100)	1,365	1,434
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,030	5,605
Series 2012 A, 5% 10/1/42	14,700	16,494
Series 2012 B, 5% 10/1/42	5,900	6,620
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,792
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,500	10,429
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	3,004
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B:
5% 10/1/33	2,115	2,309
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	1,585	1,744
Series 2012 A:
5% 10/1/23	2,300	2,860
5% 10/1/25	1,100	1,416
Series 2013 A, 5% 10/1/25	4,800	6,180
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (d)	1,200	1,401
5% 10/1/23 (d)	1,325	1,605
5% 10/1/24 (d)	1,375	1,684
5% 10/1/25 (d)	2,915	3,601
5% 10/1/26 (d)	2,060	2,579
5% 10/1/27 (d)	1,000	1,244
5% 10/1/29 (d)	1,040	1,274
5% 10/1/30 (d)	1,850	2,251
5% 10/1/31 (d)	1,300	1,574
5% 10/1/32 (d)	2,000	2,406
5% 10/1/33 (d)	4,295	5,146
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/22	670	784
5% 12/1/23	1,000	1,186
5% 12/1/24	750	902
5% 12/1/25	500	597
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
4% 8/1/20	5,000	5,531
5% 8/1/20	6,010	6,873
5% 8/1/24	3,500	4,372
Series 2015 D:
5% 8/1/28	4,035	4,976
5% 8/1/29	13,665	16,742
5% 8/1/30	14,105	17,193
5% 8/1/31	14,165	17,190
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,078
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/26	9,250	11,683
5% 10/1/29	4,000	4,939
5% 10/1/32	6,270	7,605
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,653
Series 2010:
5% 10/1/25	4,140	4,637
5.25% 10/1/34	3,500	3,867
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,892
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	6,000	6,846
Series 2015 A:
4% 12/1/35	3,300	3,468
5% 12/1/40	1,900	2,186
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,174
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,740
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	5,000	6,043
(Master Lease Prog.) Series 2014 B, 5% 8/1/25	1,775	2,196
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,998

TOTAL FLORIDA		799,934

Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	1,000	1,251
5% 11/1/30	2,500	3,075
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	8,100	8,316
2.2%, tender 4/2/19 (b)	3,000	3,055
2.2%, tender 4/2/19 (b)	300	305
2.2%, tender 4/2/19 (b)	6,500	6,619
2.2%, tender 4/2/19 (b)	4,100	4,175
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	9,585
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	8,875
6.125% 9/1/40	9,310	10,510
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,515
5.25% 10/1/41	5,600	6,530
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,734
5% 1/1/24	6,500	7,512
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	575	595
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,117
Series GG, 5% 1/1/22	4,000	4,754
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	4,127
5% 10/1/23	4,000	4,804
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,125
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,425
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014:
5% 4/1/25	3,500	4,200
5% 4/1/30	1,200	1,425
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	5,236
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	18,091
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36 (Pre-Refunded to 1/1/19 @ 100)	13,550	14,925
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	16,827
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,637

TOTAL GEORGIA		172,345

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2015 A:
5% 7/1/41 (d)	7,500	8,720
5% 7/1/45 (d)	14,505	16,817
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (d)	2,000	2,413
5.25% 8/1/25 (d)	2,500	3,000

TOTAL HAWAII		30,950

Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,844
6.75% 11/1/37	4,300	4,784
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,190	2,432
Series 2015 ID, 5% 12/1/25	2,750	3,480

TOTAL IDAHO		15,540

Illinois - 16.9%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,663
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,749
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	3,187
Series 2008 C:
5.25% 12/1/23	2,050	1,982
5.25% 12/1/24	1,385	1,334
Series 2009:
4% 12/1/16	350	352
4% 12/1/16	1,040	1,043
Series 2010 F, 5% 12/1/20	1,100	1,068
Series 2011 A:
5% 12/1/41	3,315	3,031
5.25% 12/1/41	2,975	2,763
5.5% 12/1/39	7,900	7,522
Series 2012 A, 5% 12/1/42	5,775	5,178
Series 2015 C, 5.25% 12/1/39	1,400	1,309
Series 2016 B, 6.5% 12/1/46	650	671
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	3,298
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	6,071
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	436
Series 2009 A, 5% 1/1/22	1,720	1,798
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
5% 1/1/35	12,000	12,419
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (d)	10,330	12,187
5% 1/1/28 (d)	14,950	17,507
5% 1/1/33 (d)	5,375	6,149
5% 1/1/34 (d)	2,600	2,967
Series 2016 B, 5% 1/1/46	6,225	7,311
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 C, 6.5% 1/1/41	19,600	23,255
Series 2012 A, 5% 1/1/22 (d)	5,575	6,530
Series 2013 B, 5% 1/1/27	11,275	13,388
Series 2013 D, 5% 1/1/27	1,000	1,187
Series 2015 A, 5% 1/1/25 (d)	4,430	5,416
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	13,000	14,970
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,567
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,691
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,547
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,781
Series 2012 A, 5% 11/15/22	2,000	2,301
Series 2012 C, 5% 12/15/37	1,000	1,112
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/33	19,775	21,740
Series 2010 G, 5% 11/15/25	3,400	3,771
Series 2012 C, 5% 11/15/24	9,400	10,839
Series 2016 A:
5% 11/15/26	5,000	6,091
5% 11/15/27	1,240	1,498
5% 11/15/28	1,750	2,099
5% 11/15/29	4,540	5,410
5% 11/15/30	4,000	4,751
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,580
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	4,154
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	26,427
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	4,300	4,793
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,222
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,344
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,100
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	1,000	1,095
5% 10/1/29	1,000	1,234
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	3,165	3,332
6% 2/1/28 (AMBAC Insured)	2,855	3,044
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	28,807
5.375% 5/15/30	6,160	6,970
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	13,500	15,821
(Rush Univ. Med. Ctr. Proj.) Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	8,000	9,146
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	1,645	1,747
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,611
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,314
Series 2008 A:
5.625% 1/1/37	27,960	29,306
6% 2/1/24	300	320
6.25% 2/1/33 (AMBAC Insured)	300	320
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	430	501
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	15,955	18,628
Series 2010 A:
5.5% 8/15/24	2,900	3,226
5.5% 4/1/44	1,590	1,747
5.5% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,410	1,567
5.75% 8/15/29	2,320	2,588
Series 2010, 5.25% 5/1/25	7,000	8,002
Series 2012 A, 5% 5/15/22	2,120	2,504
Series 2012:
4% 9/1/32	7,460	7,681
5% 9/1/38	23,950	26,551
5% 11/15/43	4,395	4,869
Series 2013:
5% 11/15/28	2,875	3,324
5% 11/15/29	1,400	1,611
5% 5/15/43	10,000	10,998
Series 2015 A:
5% 11/15/23	500	616
5% 11/15/45	2,410	2,788
Series 2015 B, 5% 11/15/27	3,160	3,851
Series 2015 C:
5% 8/15/35	6,425	7,516
5% 8/15/44	30,850	35,645
Series 2016 A:
5% 7/1/28	1,230	1,499
5% 7/1/30	710	854
5% 7/1/31	535	640
5% 7/1/34	3,000	3,545
Series 2016 C:
4% 2/15/36	2,200	2,224
5% 2/15/31	11,500	13,346
5% 2/15/34	3,525	4,040
5% 2/15/41	3,310	3,711
Series 2016:
5% 5/15/29	1,255	1,523
5% 5/15/30	2,300	2,771
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,460
5.5% 1/1/31	3,000	3,590
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,827
5% 1/1/23 (FSA Insured)	6,600	7,151
Series 2012 A, 5% 1/1/33	4,700	5,004
Series 2012:
5% 8/1/19	2,500	2,692
5% 8/1/21	2,000	2,225
5% 3/1/23	4,000	4,447
5% 8/1/23	3,900	4,429
5% 3/1/35	2,000	2,123
5% 3/1/37	1,000	1,058
Series 2013 A, 5% 4/1/35	1,800	1,932
Series 2013, 5.5% 7/1/25	3,310	3,835
Series 2014:
5% 2/1/23	4,425	5,002
5% 2/1/25	3,440	3,889
5% 4/1/28	2,090	2,330
5% 5/1/28	2,150	2,399
5% 5/1/32	8,800	9,628
5.25% 2/1/30	9,900	11,058
Series 2016:
5% 6/1/25	7,295	8,400
5% 6/1/26	990	1,146
5% 2/1/26	2,325	2,616
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,189
(Lutheran Gen. Health Care Sys. Proj.) Series C, 6% 4/1/18	2,015	2,099
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/25	8,110	9,967
5% 2/1/26	4,370	5,378
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	2,335	2,442
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/40	13,300	15,565
Series 2015 B, 5% 1/1/40	7,400	8,750
Series 2016 A:
5% 12/1/31	5,000	6,099
5% 12/1/32	7,900	9,593
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2014, 6.5% 1/1/20 (Escrowed to Maturity)	465	546
0% 12/1/17 (AMBAC Insured)	3,350	3,280
0% 12/1/17 (Escrowed to Maturity)	350	346
0% 12/1/21 (AMBAC Insured)	3,095	2,756
0% 12/1/21 (Escrowed to Maturity)	1,905	1,781
6.5% 1/1/20 (AMBAC Insured)	2,755	3,195
6.5% 1/1/20 (Escrowed to Maturity)	4,645	5,455
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	7,000	8,268
5% 2/1/35	5,000	5,861
5% 2/1/36	5,200	6,054
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,902
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,924
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	3,605
0% 1/1/19	2,955	2,828
0% 1/1/19 (Escrowed to Maturity)	45	44
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	3,287
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,749
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	4,336
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	18,920
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,968
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	15,047
0% 6/15/44 (FSA Insured)	53,800	17,062
0% 6/15/45 (FSA Insured)	27,900	8,441
0% 6/15/47 (FSA Insured)	16,540	4,577
Series 2012 B:
0% 12/15/51	16,200	3,173
5% 6/15/52	17,900	19,198
Series A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,133
Series 1996 A, 0% 6/15/24	3,060	2,400
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,991
5.5% 6/15/20	1,625	1,692
5.5% 6/15/20 (Pre-Refunded to 6/15/17 @ 100)	375	391
Quincy Hosp. Rev. Series 2007:
5% 11/15/16	1,200	1,205
5% 11/15/18	1,000	1,043
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	555	576
5% 10/1/17 (Escrowed to Maturity)	745	775
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	615	640
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	740	770
5% 10/1/20 (Pre-Refunded to 10/1/17 @ 100)	550	573
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	16,141
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	7,430
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	4,489
Series 2010 A:
5% 4/1/25	5,125	5,675
5.25% 4/1/30	3,200	3,567
Series 2013:
6% 10/1/42	4,600	5,458
6.25% 10/1/38	4,530	5,487
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (FSA Insured)	4,885	4,881
0% 11/1/17 (FSA Insured)	3,200	3,150
0% 11/1/19 (Escrowed to Maturity)	675	650
0% 11/1/19 (FSA Insured)	4,325	4,108
Will County Illinois Series 2016:
5% 11/15/31	1,620	1,967
5% 11/15/32	1,235	1,493
5% 11/15/33	1,500	1,807
5% 11/15/34	1,500	1,801

TOTAL ILLINOIS		986,251

Indiana - 2.4%
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	7,026
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,466
Series 2009 A, 5.25% 11/1/39	5,300	5,866
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,814
Series 2012:
5% 3/1/30	3,900	4,386
5% 3/1/41	7,070	7,763
Series 2015 A, 5.25% 2/1/32	6,020	7,474
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,545	3,040
Series 2015 A:
5% 10/1/30	4,820	5,935
5% 10/1/45	25,600	29,966
Series 2011 A, 5.25% 10/1/25	1,750	2,085
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/22	2,000	2,331
5% 1/1/23	1,800	2,086
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/18 (AMBAC Insured)	1,700	1,670
Indianapolis Local Pub. Impt. Series 2016:
4% 1/1/32 (d)	1,000	1,101
4% 1/1/33 (d)	1,000	1,099
4% 1/1/35 (d)	2,780	3,045
5% 1/1/21 (d)	3,945	4,520
5% 1/1/22 (d)	7,000	8,211
5% 1/1/23 (d)	2,625	3,141
5% 1/1/26 (d)	1,055	1,311
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,014
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	420
5% 1/15/30	12,040	14,231
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,198

TOTAL INDIANA		140,199

Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Pre-Refunded to 8/15/19 @ 100)	4,800	5,426
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	11,988
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Pre-Refunded to 9/1/19 @ 100)	1,575	1,759
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,700	4,322
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	1,860	2,202
5% 9/1/25	4,000	4,716
Series 2016 A:
5% 9/1/40	3,115	3,657
5% 9/1/45	5,000	5,849

TOTAL KANSAS		34,493

Kentucky - 1.0%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. d/b/a Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,000	1,134
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,486
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	650	749
5% 1/1/22	725	855
5% 1/1/23	425	512
5% 1/1/28	1,585	1,953
5% 1/1/31	1,500	1,813
5% 1/1/32	1,500	1,808
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,650	3,774
Series 2010 A, 6% 6/1/30	1,795	2,049
Series 2015 A:
4.5% 6/1/46	2,960	3,177
5.25% 6/1/50	18,075	21,005
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,355
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	3,523
5.75% 10/1/38	7,410	9,004
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,492

TOTAL KENTUCKY		61,689

Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/20	3,000	3,395
5% 6/1/22 (FSA Insured)	4,000	4,764
Louisiana Gen. Oblig. Series 2016 B:
5% 8/1/27	18,220	22,832
5% 8/1/28	1,060	1,318
5% 8/1/29	5,000	6,166
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	2,100	2,423
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B:
5% 1/1/29 (d)	2,400	2,827
5% 1/1/30 (d)	2,000	2,344
5% 1/1/31 (d)	2,500	2,922
5% 1/1/40 (d)	6,885	7,900
Series 2007 A, 5% 1/1/17 (FSA Insured) (d)	1,420	1,434
New Orleans Gen. Oblig. Series 2012:
5% 12/1/22	8,645	10,440
5% 12/1/30	2,000	2,340
5% 12/1/31	1,000	1,168
5% 12/1/32	1,500	1,749
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,833
5% 5/15/23	1,300	1,543

TOTAL LOUISIANA		81,398

Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2013, 5% 7/1/25	1,140	1,332
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2016 A, 5% 7/1/46	4,000	4,591
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	1,050	1,282
5% 7/1/36	2,600	3,130

TOTAL MAINE		10,335

Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,717
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,250	1,412
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/46 (d)	3,000	3,554
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,151
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	5,725
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,767
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/28 (Pre-Refunded to 1/1/18 @ 100)	5,000	5,312
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,865	3,344
Series 2015:
5% 7/1/40	1,000	1,177
5% 7/1/45	5,000	5,864
Series 2016 A, 4% 7/1/42	1,450	1,560

TOTAL MARYLAND		39,583

Massachusetts - 1.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A:
5% 7/1/40	1,500	1,816
5% 7/1/45	1,495	1,804
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,507
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,645	1,950
Series 2011 I, 6.75% 1/1/36	3,000	3,594
Series 2013 B1, 4.75% 11/15/20 (e)	4,060	4,065
Series 2015 D, 5% 7/1/44	5,205	6,021
Series 2016:
5% 10/1/29	1,000	1,248
5% 10/1/30	1,500	1,863
5% 7/1/31	1,675	2,017
5% 10/1/31	1,620	2,002
5% 7/1/46	1,390	1,622
Massachusetts Gen. Oblig. Series 2016 A, 5% 3/1/46	2,175	2,574
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	1,905	1,914
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	2,100	2,611
5% 7/1/34	1,080	1,337
5% 7/1/35	2,055	2,535
5% 7/1/37	3,965	4,848
5% 7/1/38	1,570	1,910
Series 2016 B:
4% 7/1/46 (d)	25,130	26,735
5% 7/1/43 (d)	15,405	18,218

TOTAL MASSACHUSETTS		99,191

Michigan - 1.7%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,706
Detroit Swr. Disp. Rev. Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	4,000	4,302
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,626
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,747
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,913
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (Pre-Refunded to 5/1/18 @ 100)	2,600	2,767
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	6,325	7,330
5% 6/1/20 (Escrowed to Maturity)	2,050	2,340
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	3,000	3,620
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	6,350	7,662
Series 2012, 5% 11/15/42	11,825	13,454
Series 2015 MI, 5% 12/1/24	4,445	5,577
Series MI:
5.5% 12/1/26	4,500	5,850
5.5% 12/1/27	4,750	6,096
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,105	3,952
Michigan Hosp. Fin. Auth. Rev.:
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,175	3,546
Series 2012 A:
5% 6/1/23	2,395	2,854
5% 6/1/26	2,000	2,345
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	695	776
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	130	145
Portage Pub. Schools Series 2016:
5% 11/1/30	2,855	3,473
5% 11/1/31	2,525	3,059
5% 11/1/36	250	298
Wayne County Arpt. Auth. Rev. Series 2015 G, 5% 12/1/28 (d)	5,500	6,559

TOTAL MICHIGAN		100,997

Minnesota - 0.3%
Maple Grove Health Care Facilities Series 2015, 5% 9/1/29	2,830	3,357
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,577
5% 5/1/20	1,000	1,023
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,235
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/44	1,515	1,787
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/18 (Escrowed to Maturity)	5,600	6,040

TOTAL MINNESOTA		20,019

Missouri - 0.4%
Kansas City Spl. Oblig.:
5% 9/1/26	1,185	1,316
5% 9/1/27	490	544
5% 9/1/28	1,000	1,110
5% 9/1/29	1,000	1,109
5% 9/1/30	1,390	1,541
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	1,500	1,611
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	800	828
3.25% 2/1/28	800	828
4% 2/1/40	700	733
5% 2/1/31	2,595	3,056
5% 2/1/33	2,870	3,346
5% 2/1/36	2,300	2,648
5% 2/1/45	3,600	4,100

TOTAL MISSOURI		22,770

Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.064% 12/1/17 (b)	7,900	7,859
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/23	1,210	1,268
6% 8/15/28	1,980	2,072
6.125% 8/15/31	1,275	1,333
Nebraska Pub. Pwr. District Rev. Series 2016 B, 5% 1/1/37	11,900	14,308

TOTAL NEBRASKA		26,840

Nevada - 0.1%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,347
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,373
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	4,000	4,452
Series 2007 A, 5% 10/1/37	6,100	6,319
Series 2012:
4% 7/1/32	2,370	2,479
5% 7/1/24	1,000	1,161
5% 7/1/25	1,185	1,366
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/19	2,000	2,179
5% 2/1/24	1,775	2,081

TOTAL NEW HAMPSHIRE		30,410

New Jersey - 3.5%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	1,040	1,254
5% 7/1/30 (FSA Insured)	2,540	3,028
5% 7/1/32 (FSA Insured)	1,250	1,477
5% 7/1/33 (FSA Insured)	1,300	1,531
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	4,000	4,340
Series 2013 NN, 5% 3/1/27	69,700	77,722
Series 2013:
5% 3/1/23	12,200	13,987
5% 3/1/24	17,000	19,414
5% 3/1/25	1,900	2,158
Series 2015 XX, 5.25% 6/15/27	17,000	19,556
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,100	1,299
5% 7/1/32	4,000	4,701
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016 A:
5% 7/1/24 (c)	1,000	1,163
5% 7/1/25 (c)	1,000	1,172
5% 7/1/26 (c)	1,105	1,349
5% 7/1/27	750	945
5% 7/1/30	1,000	1,238
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,650
Series 2005 B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,881
Series 2014 AA:
5% 6/15/23	20,645	23,863
5% 6/15/24	10,000	11,416

TOTAL NEW JERSEY		202,144

New York - 7.3%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	17,183
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	15,201
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	15,800	18,258
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2007 D1, 5.125% 12/1/22	1,980	2,078
Series 2008:
5.25% 8/15/27	9,575	10,347
5.25% 8/15/27 (Pre-Refunded to 8/15/18 @ 100)	365	394
Series 2009:
5.625% 4/1/29	1,675	1,869
5.625% 4/1/29 (Pre-Refunded to 4/1/19 @ 100)	1,925	2,146
Series 2012 A1, 5% 8/1/24	7,400	8,702
Series 2012 G1, 5% 4/1/25	13,700	16,401
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,243
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,773
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,739
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40 (Pre-Refunded to 6/15/18 @ 100)	295	319
Series 2009 EE, 5.25% 6/15/40	11,600	12,881
Series 2009 FF 2, 5.5% 6/15/40	17,800	19,904
Series 2011 EE, 5.375% 6/15/43	42,080	49,113
Series 2012 EE, 5.25% 6/15/30	17,200	20,917
Series 2013 BB, 5% 6/15/47	8,985	10,657
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/38	1,600	1,722
5.625% 7/15/38	2,825	3,046
Series 2009 S3:
5.25% 1/15/34	21,000	22,950
5.25% 1/15/39	3,400	3,712
5.375% 1/15/34	2,750	3,013
Series 2009 S4:
5.5% 1/15/39	8,800	9,660
5.75% 1/15/39	4,100	4,533
New York City Transitional Fin. Auth. Rev. Series 2015 E1, 5% 2/1/41	2,725	3,241
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,578
5% 5/15/22	4,300	5,179
Series 2012 A:
4% 5/15/21	3,500	3,952
5% 5/15/23	5,600	6,731
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,795
Series 2014 A:
5% 2/15/39	3,995	4,351
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	5	5
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,515	1,564
(State Univ. Edl. Facilities Proj.) Series A, 5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,624
Series 2010 A, 5% 7/1/26	4,000	4,510
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,169
New York Metropolitan Trans. Auth. Rev.:
Series 2010 D, 5.25% 11/15/40	6,600	7,592
Series 2012 D, 5% 11/15/25	25,900	31,546
Series 2012 F, 5% 11/15/24	12,400	15,087
Series 2014 B, 5% 11/15/44	8,500	10,087
Series 2015 A1, 5% 11/15/45	14,850	17,508
New York Trans. Dev. Corp. (Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/46 (d)	8,000	9,048
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	499
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/24 (FSA Insured)	1,375	1,557
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/21	90	90
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,000	4,903

TOTAL NEW YORK		427,382

North Carolina - 0.4%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	972
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	5,096
North Carolina Med. Care Cmnty. Health:
Series 2012 A, 5% 11/15/26	1,295	1,534
Series 2017:
5% 10/1/27 (c)	1,000	1,226
5% 10/1/31 (c)	1,700	2,044
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,792
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009, 5% 1/1/30 (Pre-Refunded to 1/1/19 @ 100)	1,630	1,775
5% 1/1/30	670	721

TOTAL NORTH CAROLINA		22,160

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	5,097
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,822

TOTAL NORTH DAKOTA		6,919

Ohio - 1.4%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,885
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	12,100	14,573
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	5,045	5,182
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	693
5.25% 9/15/18 (FSA Insured)	1,360	1,467
Columbus City School District 5% 12/1/29	1,800	2,261
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,663
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/25	3,595	4,340
Lake County Hosp. Facilities Rev.:
Series 2015:
5% 8/15/29	1,000	1,189
5% 8/15/30	1,505	1,781
6% 8/15/43	800	867
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	4,200	4,592
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,358
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	12,418
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,584
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	6,200
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	2,195	2,665
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	9,500	11,387

TOTAL OHIO		83,105

Oklahoma - 0.5%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,270	1,529
5% 10/1/29	700	837
5% 10/1/36	1,000	1,163
5% 10/1/39	1,850	2,140
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	5,000	5,425
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	9,640	10,765
Series 2012:
5% 2/15/21	2,200	2,542
5% 2/15/24	4,190	4,933
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,695

TOTAL OKLAHOMA		31,029

Oregon - 0.3%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,506
5.25% 6/1/24 (FSA Insured)	2,605	3,335
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,723
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,109
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,572
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,050
5.5% 6/15/21 (FSA Insured)	1,060	1,267

TOTAL OREGON		19,562

Pennsylvania - 3.1%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,930
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,600	3,344
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	1,070	1,321
5% 6/1/29	1,170	1,433
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,833
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,249
Series 2012 A, 5% 6/1/27	4,105	4,737
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
5% 10/1/21	1,320	1,521
5% 10/1/22	1,380	1,616
5% 10/1/24	1,165	1,398
Northampton County Gen. Purp. Auth. Hosp. Rev. Series 2016 A, 5% 8/15/46	24,875	28,726
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	5,300	5,577
Pennsylvania Gen. Oblig.:
Series 2015 1:
5% 3/15/29	16,370	19,703
5% 3/15/31	3,450	4,114
Series 2015, 5% 3/15/33	4,975	5,887
Series 2016:
5% 2/1/27	17,175	21,339
5% 2/1/28	18,030	22,229
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21 (Pre-Refunded to 8/15/19 @ 100)	2,900	3,252
Series 2016:
5% 5/1/32	1,255	1,518
5% 5/1/33	1,700	2,049
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,077
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Seventh Series, 5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	8,900	9,256
Series 9:
5.25% 8/1/40	2,295	2,578
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	1,455	1,683
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,713
Scranton-Lackawanna Health & Welfare Auth. Rev. (Marywood Univ. Proj.) Series 2016, 5% 6/1/46	4,000	4,265
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,161
5% 6/1/23	2,500	2,896

TOTAL PENNSYLVANIA		183,405

Rhode Island - 0.4%
Rhode Island Comm Corp. Rev. Series 2016 A:
5% 6/15/23	5,405	6,559
5% 6/15/24	2,720	3,354
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B, 5% 9/1/36	5,175	5,595
Series 2016:
5% 5/15/30	1,500	1,803
5% 5/15/31	1,750	2,095
5% 5/15/33	1,500	1,783
5% 5/15/39	4,800	5,640

TOTAL RHODE ISLAND		26,829

South Carolina - 2.3%
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	135	141
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,745	3,331
5% 12/1/28	5,665	6,737
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	9,160
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/24	4,000	4,065
South Carolina Pub. Svc. Auth. Rev.:
Series 2012 B, 5% 12/1/20	1,500	1,732
Series 2013 E, 5.5% 12/1/53	34,335	40,797
Series 2014 A:
5% 12/1/49	6,500	7,503
5.5% 12/1/54	13,185	15,773
Series 2014 C, 5% 12/1/46	3,900	4,546
Series 2015 A, 5% 12/1/50	13,210	15,342
Series 2015 C, 5% 12/1/22	8,440	10,237
Series 2015 E, 5.25% 12/1/55	5,900	7,039
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38 (Pre-Refunded to 5/1/18 @ 100)	6,900	7,398

TOTAL SOUTH CAROLINA		133,801

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,107
5% 9/1/28	3,000	3,393

TOTAL SOUTH DAKOTA		4,500

Tennessee - 0.3%
Jackson Hosp. Rev.:
5.75% 4/1/41	1,785	1,900
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	4,815	5,147
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (d)	5,820	6,627
5.75% 7/1/24 (d)	2,400	2,732

TOTAL TENNESSEE		16,406

Texas - 10.5%
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	125
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/26 (d)	1,000	1,201
5% 11/15/27 (d)	1,250	1,495
5% 11/15/28 (d)	1,000	1,191
5% 11/15/39 (d)	9,700	11,163
5% 11/15/44 (d)	27,625	31,683
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,642
Austin Elec. Util. Sys. Rev. 0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,921
Austin Independent School District Series 2016 A, 5% 8/1/30	3,995	5,034
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016:
5% 11/15/27	2,000	2,579
5% 11/15/28	1,000	1,280
5% 11/15/29	3,000	3,808
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (Pre-Refunded to 8/1/17 @ 100)	1,695	1,753
5% 8/1/20 (Pre-Refunded to 8/1/17 @ 100)	1,780	1,841
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/30	1,650	1,983
5% 1/1/32	1,000	1,192
5% 1/1/45	6,000	6,971
Series 2016, 5% 1/1/46	5,000	5,837
Coppell Independent School District 0% 8/15/20	2,000	1,920
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,264
5% 7/15/22	2,500	2,992
5% 7/15/24	2,255	2,694
5.25% 7/15/18 (FSA Insured)	3,305	3,418
5.25% 7/15/19 (FSA Insured)	4,000	4,134
Cypress-Fairbanks Independent School District Series 2014 C, 5% 2/15/44	5,300	6,264
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	8,980	9,800
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,254
Series 2010 A, 5% 11/1/42	14,800	16,826
Series 2012 D, 5% 11/1/42 (d)	2,370	2,670
Series 2012 H, 5% 11/1/42 (d)	2,740	3,087
Series 2014 D, 5% 11/1/23 (d)	2,795	3,368
DeSoto Independent School District 0% 8/15/20	3,335	3,202
El Paso Gen. Oblig. Series 2016:
5% 8/15/34	6,345	7,730
5% 8/15/35	6,000	7,280
5% 8/15/36	4,000	4,838
Fort Worth Independent School District Series 2016, 5% 2/15/28	3,635	4,615
Freer Independent School District Series 2007, 5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	895	928
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	1,290	1,489
5.25% 10/1/51	53,600	63,716
5.5% 4/1/53	5,440	6,378
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	16,279
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,564
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,848
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (d)	3,000	3,441
5% 7/1/25 (d)	1,500	1,705
Katy Independent School District Series 2015 A, 5% 2/15/45	3,840	4,589
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,985
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/27 (d)	2,150	2,603
5% 11/1/29 (d)	2,000	2,380
5% 11/1/32 (d)	3,690	4,346
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	2,200	2,702
5% 5/15/30	5,000	6,027
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,502
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/30	3,415	4,119
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	7,200	9,505
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	8,290	9,249
Series 2009, 6.25% 1/1/39	1,910	2,114
Series 2011 A:
5.5% 9/1/41	14,250	16,921
6% 9/1/41	6,200	7,538
Series 2011 D, 5% 9/1/28	13,000	15,191
Series 2014 A, 5% 1/1/25	5,000	6,146
Series 2015 B, 5% 1/1/40	8,000	9,329
Series 2016 A, 5% 1/1/31	6,450	7,880
6% 1/1/23	590	627
6% 1/1/24	230	244
Rockwall Independent School District Series 2016, 5% 2/15/46	10,700	12,733
San Antonio Arpt. Sys. Rev.:
Series 2007 (AMT):
5% 7/1/17 (FSA Insured) (d)	2,765	2,848
5.25% 7/1/20 (FSA Insured) (d)	3,215	3,307
Series 2007 (AMT-SUB LIEN):
5% 7/1/17 (FSA Insured) (d)	2,385	2,456
5.25% 7/1/20 (FSA Insured) (d)	2,775	2,852
5.25% 7/1/19 (FSA Insured) (d)	2,635	2,708
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24 (Pre-Refunded to 2/1/18 @ 100)	2,590	2,729
Series 2012, 5.25% 2/1/25	4,200	5,409
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,930
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/25	9,345	11,870
5% 10/1/26	5,250	6,746
5% 10/1/27	5,000	6,378
5% 10/1/28	5,000	6,326
5% 10/1/29	5,000	6,280
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,992
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,649
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	3,105
5% 8/15/43	4,000	4,610
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	3,925	4,313
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	5,900	7,042
Series 2016:
5% 4/1/40	6,300	7,653
5% 4/1/46	20,000	24,144
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	385	408
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	3,915	4,154
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,185
Series 2013, 6.75% 6/30/43 (d)	12,600	15,660
Texas Wtr. Dev. Board Rev. Series 2015 A:
5% 10/15/40	11,145	13,515
5% 10/15/45	6,355	7,677
Waller Independent School District 5.5% 2/15/37 (Pre-Refunded to 2/15/18 @ 100)	4,920	5,228
Weatherford Independent School District 0% 2/15/33	6,985	4,482
Ysleta Independent School District Series 2016, 5% 8/15/45	15,175	18,213

TOTAL TEXAS		611,042

Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,787
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24 (Pre-Refunded to 8/1/20 @ 100)	2,670	3,068
5% 8/1/25 (Pre-Refunded to 8/1/20 @ 100)	2,175	2,500

TOTAL UTAH		9,355

Virginia - 0.7%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/25	4,665	5,737
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	600	644
5% 6/15/27	1,500	1,869
5% 6/15/30	250	307
5% 6/15/35	2,200	2,633
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	6,000	7,294
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	1,000	1,197
5% 1/1/40	1,750	2,074
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (d)	6,000	6,617
5% 1/1/40 (d)	4,200	4,589
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,500	2,990
5% 1/1/34	1,500	1,764
5% 1/1/35	1,500	1,756

TOTAL VIRGINIA		39,471

Washington - 2.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	7,154
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,957
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	2,600	2,846
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	3,500	4,298
5% 10/1/30 (d)	1,000	1,213
Series 2016:
5% 2/1/26	2,000	2,541
5% 2/1/30	3,650	4,500
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (d)	1,340	1,527
5% 6/1/22 (d)	1,000	1,160
5% 6/1/24 (d)	1,000	1,175
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,723
5% 12/1/27	2,625	3,130
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,236
Washington Gen. Oblig. Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,997
0% 7/1/19 (Escrowed to Maturity)	9,100	8,833
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,502
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,302
5.25% 8/15/20	2,000	2,231
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	11,300	12,970
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500	1,616
Series 2012 A:
5% 10/1/25	5,130	6,171
5% 10/1/26	13,395	16,122
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	7,550	8,576
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,000	3,486
Series 2015:
5% 1/1/25	2,000	2,462
5% 1/1/27	1,610	1,968

TOTAL WASHINGTON		126,696

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (b)(d)	1,255	1,253
1.9%, tender 4/1/19 (b)	9,125	9,198
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	700	770
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,600	2,854
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	6,500	7,624

TOTAL WEST VIRGINIA		21,699

Wisconsin - 1.0%
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	3,015	3,076
Series 2016 A:
5% 2/15/28 (c)	2,375	2,835
5% 2/15/29 (c)	3,080	3,648
5% 2/15/30 (c)	3,390	3,988
5% 2/15/42 (c)	4,600	5,261
5% 2/15/46 (c)	8,200	9,350
Series 2016, 4% 2/15/38	1,205	1,280
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,677
5.75% 7/1/30	2,655	3,044
Series 2013 B:
5% 7/1/27	1,205	1,411
5% 7/1/36	5,000	5,661
(Children's Hosp. of Wisconsin Proj.):
Series 2008 A, 5.25% 8/15/22	2,000	2,166
Series 2008 B, 5.375% 8/15/37	8,045	8,931
Series 2012:
4% 10/1/23	2,500	2,855
5% 6/1/27	1,925	2,226
5% 6/1/39	2,775	3,098

TOTAL WISCONSIN		61,507

Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,591
TOTAL MUNICIPAL BONDS
(Cost $5,240,844)		5,704,912

Municipal Notes - 0.2%
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $8,783)	8,600	8,851
	Shares	Value (000s)

Money Market Funds - 0.5%
Fidelity Municipal Cash Central Fund, 0.81% (g)(h)
(Cost $27,100)	27,100,000	27,100
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $5,276,727)		5,740,863
NET OTHER ASSETS (LIABILITIES) - 1.6%		96,199
NET ASSETS - 100%		$5,837,062

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,065,000 or 0.1% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,914,000 or 0.0% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$1,796

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$24
Total	$24

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Municipal Securities	$5,713,763	$--	$5,713,763	$--
Money Market Funds	27,100	27,100	--	--
Total Investments in Securities:	$5,740,863	$27,100	$5,713,763	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $5,276,684,000. Net unrealized appreciation aggregated $464,179,000, of which $469,362,000 related to appreciated investment securities and $5,183,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Ohio Municipal Income Fund

September 30, 2016

OFR-QTLY-1116
1.807742.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount	Value
Guam - 1.8%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	1,600,000	1,600,000
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/21	$2,000,000	$2,303,540
5% 12/1/28	2,500,000	3,043,650
5% 12/1/32	2,500,000	2,973,500
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	950,000	1,007,133
6.25% 10/1/34 (a)	900,000	1,085,148
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,190,970

TOTAL GUAM		13,203,941

Ohio - 95.5%
Akron Bath Copley Hosp. District Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,184,700
Series 2012, 5% 11/15/23	3,245,000	3,825,238
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,751,700
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	8,213,838
Series 2012:
5% 2/15/25	4,000,000	4,704,960
5.25% 2/15/28	8,040,000	9,587,378
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,811,458
5% 2/15/42	3,000,000	3,472,920
5% 2/15/38	240,000	250,973
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,845,915
5% 12/1/29	1,500,000	1,834,515
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,178,330
5% 6/1/44	6,080,000	7,153,485
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1, 5% 6/1/17	3,240,000	3,328,128
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,956,023
(UC Health Proj.) Series 2010, 5.5% 11/1/40	3,025,000	3,493,452
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,885,800
Cincinnati Gen. Oblig.:
Series 2012 F:
5% 12/1/20	3,045,000	3,509,941
5% 12/1/21	2,765,000	3,268,977
Series 2015, 5.25% 12/1/29	4,285,000	5,398,329
Cincinnati Wtr. Sys. Rev.:
Series 2015 A:
5% 12/1/40	3,260,000	3,940,949
5% 12/1/45	1,665,000	2,005,209
Series A, 5% 12/1/36	1,700,000	1,988,575
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,568,042
Series 2012, 5% 12/1/25	2,350,000	2,808,955
Series 2015:
5% 12/1/26	1,500,000	1,873,305
5% 12/1/27	2,000,000	2,486,400
5% 12/1/29	1,250,000	1,532,950
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,276,253
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,361,062
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,474,784
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,347,108
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,321,060
Cleveland Muni. School District:
Series 2013:
5% 12/1/24	1,255,000	1,513,154
5% 12/1/26	4,060,000	4,881,906
Series 2015 A:
5% 12/1/24	3,725,000	4,531,984
5% 12/1/27	1,750,000	2,100,945
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,433,177
5% 11/15/35	1,245,000	1,493,801
5% 11/15/36	450,000	538,308
5% 11/15/45	2,000,000	2,367,520
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,161,722
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,247,994
5% 6/1/25	2,500,000	2,924,375
5% 6/1/26	3,075,000	3,593,660
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	6,317,649
Series 2015 Y:
4% 1/1/28	650,000	727,422
4% 1/1/29	1,040,000	1,151,394
4% 1/1/30	1,000,000	1,101,520
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,937,620
Columbus City School District:
5% 12/1/30	5,000,000	6,251,200
5% 12/1/31	5,000,000	6,221,600
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	11,349,500
Series 2014 A, 4% 2/15/28	5,000,000	5,706,950
Columbus Metropolitan Library Facility Series 2012 1:
5% 12/1/23	530,000	613,030
5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	470,000	544,871
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25 (Pre-Refunded to 2/1/20 @ 100)	1,140,000	1,289,819
5% 8/1/27 (Pre-Refunded to 2/1/20 @ 100)	1,200,000	1,357,704
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,727,696
5% 12/1/25	765,000	883,827
Dayton Gen. Oblig.:
4% 12/1/22	750,000	834,548
4% 12/1/25	1,540,000	1,706,335
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,947,556
Dublin Gen. Oblig.:
4% 12/1/27	500,000	586,470
4% 12/1/28	395,000	459,709
5% 12/1/26	500,000	639,825
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,622,650
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,406,741
4% 12/1/23	1,395,000	1,613,527
4% 12/1/24	1,490,000	1,712,949
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,916,900
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,559,638
5% 12/1/26	3,045,000	3,783,565
5% 12/1/32	5,920,000	7,126,674
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,543,350
Series A, 5% 11/1/16	265,000	265,808
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,162,797
5% 12/1/27	1,165,000	1,458,254
5% 12/1/30	1,130,000	1,387,889
5% 12/1/31	600,000	733,596
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	660,000	781,744
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	340,000	405,151
5% 12/1/24	1,185,000	1,402,933
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	615,000	732,846
5% 12/1/25 (Pre-Refunded to 12/1/21 @ 100)	1,170,000	1,400,677
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,581,645
5% 12/1/26	1,500,000	1,849,740
5% 12/1/28	1,550,000	1,890,458
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,203,500
5% 12/1/27	3,825,000	4,586,405
Hamilton County Health Care Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,570,090
5.25% 6/1/27	3,000,000	3,543,480
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31 (b)	1,350,000	1,565,217
5% 1/1/36 (b)	1,400,000	1,598,912
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	6,161,200
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,699,312
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,786,450
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,728,630
6.25% 12/1/34	4,100,000	4,886,913
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	366,252
5% 5/1/28	415,000	452,724
5% 5/1/29	85,000	92,659
5% 5/1/30	95,000	103,484
Series 2012 A:
5% 5/1/24	1,385,000	1,634,258
5% 5/1/25	1,500,000	1,766,445
5% 5/1/26	1,600,000	1,882,352
Series 2016:
5% 5/1/29	2,000,000	2,494,640
5% 5/1/30	1,000,000	1,241,450
Kettering City School District Series 2017:
5% 12/1/17 (b)	2,100,000	2,156,007
5% 12/1/19 (b)	1,450,000	1,587,011
5% 12/1/21 (b)	1,775,000	2,045,510
5% 12/1/23 (b)	1,255,000	1,505,034
5% 12/1/25 (b)	1,080,000	1,330,625
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5% 8/15/17	1,000,000	1,033,940
Series 2015:
5% 8/15/27	770,000	928,928
5% 8/15/45	7,000,000	8,040,900
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,622,023
5% 12/1/27	3,215,000	3,942,812
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,378,060
5% 10/1/49	3,000,000	3,379,200
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,164,730
Series 2011 A, 6.5% 11/15/37	2,800,000	3,433,640
Series 2011 D:
5% 11/15/22	1,000,000	1,179,670
5% 11/15/25	5,000,000	5,868,600
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,924,050
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,444,835
Miamisburg City School District Series 2016:
4% 12/1/32	510,000	572,246
5% 12/1/28	500,000	625,860
5% 12/1/29	300,000	372,960
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,437,070
Series 2012 A, 5% 8/1/47	10,725,000	11,990,215
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	533,065
5% 12/1/28	1,400,000	1,734,768
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,747,375
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,141,040
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	815,769
5% 12/1/27	220,000	269,212
5% 12/1/28	365,000	445,271
5% 12/1/29	500,000	608,085
5% 12/1/30	750,000	909,315
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,509,243
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,701,900
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,499,384
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,897,054
Ohio Gen. Oblig.:
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,424,417
Series 2011, 5.25% 9/1/23 (Pre-Refunded to 9/1/20 @ 100)	2,000,000	2,323,080
Series 2012 A:
5% 2/1/26	1,000,000	1,182,140
5% 2/1/27	5,000,000	5,897,850
Series 2012 B, 5% 3/15/25 (Pre-Refunded to 9/15/21 @ 100)	7,500,000	8,903,850
Series 2014 C, 4% 3/1/25	7,650,000	8,768,507
Series 2015 C, 5% 11/1/28	5,955,000	7,451,670
Series Q, 5% 4/1/25	1,845,000	2,194,351
5.375% 9/1/23 (Pre-Refunded to 3/1/18 @ 100)	370,000	392,962
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	1,930,000	2,122,518
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,722,211
5.5% 1/1/43	3,500,000	3,696,070
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,805,730
5% 11/1/29	1,250,000	1,530,813
5% 11/1/30	2,285,000	2,786,306
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,859,950
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,088,305
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,810,675
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,439,250
Series 2013:
5% 12/1/23	540,000	643,718
5% 12/1/24	585,000	696,606
5% 12/1/25	1,000,000	1,188,850
5% 12/1/26	1,195,000	1,419,146
5% 12/1/27	2,300,000	2,726,972
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,202,920
5% 5/1/28	1,000,000	1,188,410
5% 5/1/29	855,000	1,009,593
5% 5/1/31	1,005,000	1,179,971
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,677,530
Series 2011 A, 5% 1/1/32	3,500,000	3,967,285
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,883,900
5% 1/15/41	5,000,000	5,875,200
5% 1/15/46	5,000,000	5,848,550
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,175,540
Series 2010 D, 5% 12/1/31	1,365,000	1,844,743
Series 2012 A:
4% 6/1/27	1,270,000	1,515,326
5% 6/1/24	1,690,000	2,121,812
Series 2013 A:
5% 6/1/28	2,000,000	2,409,440
5% 6/1/38	3,500,000	4,115,405
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,133,100
Series 2010 A, 5% 2/15/31	5,475,000	6,125,594
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,201,790
5% 12/1/24	5,075,000	6,092,436
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,260,043
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,280,492
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,474,316
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	40,000	40,326
Series 2016:
5% 12/1/35	5,500,000	6,871,865
5% 12/1/36	5,000,000	6,226,550
5% 12/1/37	3,500,000	4,347,840
Olentangy Local School District:
5% 12/1/30	1,500,000	1,870,470
5% 12/1/32	1,275,000	1,575,492
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,939,160
0% 12/1/41	4,000,000	1,831,280
5% 12/1/39	2,750,000	3,294,665
Reynoldsburg City School District:
(School Facilities Construction & Impt. Proj.) 0% 12/1/17	1,250,000	1,231,700
4% 12/1/30	4,625,000	5,158,031
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,843,932
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	6,153,551
5% 2/15/30	2,145,000	2,586,076
5% 2/15/32	1,625,000	1,941,193
5% 2/15/33	1,460,000	1,737,415
5% 2/15/34	1,000,000	1,185,460
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,365,060
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,202,060
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	495,000	528,947
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,871,078
Univ. of Akron Gen. Receipts:
Series 2015 A, 5% 1/1/31	4,000,000	4,786,320
Series 2016 A:
5% 1/1/23	460,000	553,109
5% 1/1/24	955,000	1,165,864
5% 1/1/25	1,025,000	1,260,976
5% 1/1/33	7,430,000	8,976,555
5% 1/1/37	6,000,000	7,151,940
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,280,940
Series 2012 A:
5% 6/1/22	2,000,000	2,404,620
5% 6/1/23	2,000,000	2,384,140
Series 2012 C:
4% 6/1/28	2,000,000	2,236,700
5% 6/1/24	1,230,000	1,484,610
Series 2013 A:
5% 6/1/33	4,085,000	4,856,248
5% 6/1/34	5,130,000	6,080,948
Series 2016 A:
5% 6/1/32	745,000	917,527
5% 6/1/33	800,000	981,384
5% 6/1/34	585,000	714,812
Series 2016 C:
5% 6/1/41	2,585,000	3,121,465
5% 6/1/46	5,500,000	6,615,345
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,731,040
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,985,520
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,059,127

TOTAL OHIO		689,475,499

TOTAL MUNICIPAL BONDS
(Cost $653,990,877)		702,679,440

Municipal Notes - 1.3%
Ohio - 1.3%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.85% 10/3/16, LOC JPMorgan Chase Bank, VRDN (c)	6,595,000	$6,595,000
Montgomery County Hosp. Rev. Series 2016 E, 0.9% 10/3/16, LOC Barclays Bank PLC, VRDN (c)	2,800,000	2,800,000
TOTAL MUNICIPAL NOTES
(Cost $9,395,000)		9,395,000
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $663,385,877)		712,074,440
NET OTHER ASSETS (LIABILITIES) - 1.4%		10,380,288
NET ASSETS - 100%		$722,454,728

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $663,377,449. Net unrealized appreciation aggregated $48,696,991, of which $49,008,774 related to appreciated investment securities and $311,783 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

September 30, 2016

PFL-QTLY-1116
1.807743.112

Investments September 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$618,450
6.25% 10/1/34 (a)	700,000	844,004
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,067,886

TOTAL GUAM		2,530,340

Pennsylvania - 95.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,132,410
Allegheny County Series C:
5% 12/1/28	1,000,000	1,221,330
5% 12/1/30	1,365,000	1,650,012
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,611,686
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,914,594
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,033,100
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,531,870
5% 12/1/27 (Build America Mutual Assurance Insured)	2,500,000	3,115,075
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,796,199
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	4,070,055
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,101,490
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,130,480
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28 (Pre-Refunded to 6/15/18 @ 100)	250,000	267,545
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,206,137
Series 2015 A:
5% 7/1/26	500,000	608,075
5% 7/1/27	490,000	591,592
5% 7/1/28	540,000	649,598
5% 7/1/29	710,000	852,241
5% 7/1/30	685,000	817,472
5% 7/1/35	1,885,000	2,206,016
5% 7/1/39	6,675,000	7,744,335
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,253,740
Centre County Hosp. Auth. Rev.:
(Mount Nittany Med. Cneter Proj.) Series 2016 A, 5% 11/15/28	840,000	1,020,062
(Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,572,220
Series 2016 A:
4% 11/15/32	350,000	382,676
4% 11/15/34	250,000	271,040
4% 11/15/35	200,000	216,002
5% 11/15/29	825,000	995,090
5% 11/15/30	685,000	823,123
5% 11/15/46	6,605,000	7,719,924
Series 2016 B:
4% 11/15/40	600,000	641,580
4% 11/15/47	3,605,000	3,807,889
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	938,464
5% 6/1/25	1,175,000	1,376,301
5% 6/1/26	1,250,000	1,461,950
5% 6/1/42	12,000,000	13,674,473
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,771,940
5% 11/1/42	3,000,000	3,465,750
Series 2016:
5% 5/1/30	1,000,000	1,223,080
5% 5/1/31	500,000	608,670
5% 5/1/32	750,000	908,730
5% 5/1/33	2,210,000	2,667,271
5% 5/1/34	1,000,000	1,202,200
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,527,539
5% 6/1/35	1,000,000	1,192,430
5% 6/1/36	500,000	593,880
Series 2009:
5.25% 6/1/17	210,000	215,857
5.25% 6/1/17 (Escrowed to Maturity)	840,000	863,990
5% 6/1/42	7,410,000	8,389,454
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,660,351
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31 (Pre-Refunded to 12/1/19 @ 100)	2,450,000	2,776,708
Series 2012:
5% 8/1/21	350,000	412,489
5% 8/1/22	300,000	362,790
Series 2014:
5% 8/1/23	1,050,000	1,298,189
5% 8/1/24	1,100,000	1,383,140
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A, 5% 7/1/27	2,500,000	2,860,300
Series 2016 A, 5% 7/1/46 (b)	3,500,000	3,963,015
East Stroudsburg Area School District:
Series 2014 A:
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	4,040,000	4,291,652
7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	225,000	239,015
Series 2015 A:
7.5% 9/1/22	115,000	121,959
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	885,000	937,719
Series A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	3,935,000	4,180,111
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,967,223
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	572,435
5% 8/1/31	3,080,000	3,654,266
5% 8/1/34	1,000,000	1,180,560
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,999,835
5.375% 7/1/42	2,130,000	2,360,061
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,110,600
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	716,222
6% 6/1/39	1,625,000	1,871,545
Lancaster County Hosp. Auth. Health Ctr. Rev.:
(Masonic Homes Proj.) Series 2006, 5% 11/1/20 (Pre-Refunded to 11/1/16 @ 100)	1,065,000	1,068,120
Series 2016:
5% 8/15/31	1,000,000	1,230,030
5% 8/15/33	1,000,000	1,221,180
5% 8/15/34	1,000,000	1,205,620
5% 8/15/36	1,000,000	1,196,970
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (c)	4,745,000	4,736,886
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	4,015,935
5% 4/1/44	1,295,000	1,516,782
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,803,725
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,902,220
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,548,330
5% 1/1/41	3,240,000	3,525,606
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,891,155
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,052,520
Series 2012 A:
5% 6/1/23	3,850,000	4,539,073
5% 6/1/24	1,500,000	1,758,735
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A:
4% 10/1/19	185,000	198,131
5% 10/1/20	215,000	242,606
5% 10/1/21	245,000	282,247
5% 10/1/22	275,000	322,022
5% 10/1/23	305,000	362,435
5% 10/1/24	335,000	402,017
5% 10/1/25	750,000	890,993
5% 10/1/26	1,000,000	1,176,070
5% 10/1/27	1,000,000	1,164,280
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,168,570
5% 4/1/42	1,000,000	1,167,700
Moon Area School District Series 2015 A, 5% 11/15/29	3,000,000	3,576,600
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,559,142
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	2,020,658
5% 3/1/25	3,255,000	3,770,983
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27 (Pre-Refunded to 5/15/18 @ 100)	805,000	858,066
Second Series 2009, 5% 4/15/25	500,000	548,610
Series 2012, 5% 6/1/25	10,000,000	11,867,000
Series 2013, 5% 10/15/27	2,255,000	2,727,693
Series 2015 1, 5% 3/15/31	7,000,000	8,348,200
Series 2015, 5% 3/15/33	2,880,000	3,408,163
Series 2016, 5% 9/15/29	7,000,000	8,636,390
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	263,813
5% 3/1/20	300,000	336,642
5% 3/1/22	275,000	324,167
5% 3/1/23	585,000	693,026
5% 3/1/42	3,950,000	4,533,336
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/22 (Pre-Refunded to 8/15/19 @ 100)	2,655,000	2,977,264
Series 2011 A, 5.75% 8/15/41 (Pre-Refunded to 8/15/21 @ 100)	4,980,000	6,075,749
First Series 2012:
5% 4/1/20	750,000	847,920
5% 4/1/21	500,000	579,940
5% 4/1/22	600,000	711,990
5% 4/1/23	800,000	942,848
5% 4/1/24	1,100,000	1,291,983
Series 2010 E, 5% 5/15/31	2,500,000	2,799,850
Series 2010, 5% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,150,000	1,327,181
Series 2011 A, 5% 9/1/41 (Pre-Refunded to 3/1/21 @ 100)	2,000,000	2,339,220
Series 2016:
5% 5/1/33	1,300,000	1,566,526
5% 5/1/34	2,500,000	3,000,800
5% 5/1/35	2,000,000	2,391,300
Series AT-1 5% 6/15/31	10,000,000	12,101,800
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,527,713
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,515,163
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,504,788
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,216,707
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,993,067
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,886,425
Series 2015 A:
5% 9/1/30	1,100,000	1,359,864
5% 9/1/31	1,415,000	1,741,525
5% 9/1/31	4,000,000	4,923,040
5% 9/1/32	1,500,000	1,837,965
Series 2016 A, 5% 9/1/36	1,000,000	1,228,980
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Pre-Refunded to 12/1/18 @ 100)	3,000,000	3,261,270
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 5.5% 6/1/33 (Pre-Refunded to 6/1/18 @ 100)	4,000,000	4,303,720
Series 2013 A2, 0% 12/1/38 (d)	2,500,000	2,686,400
Series 2014 A, 5% 12/1/31	865,000	1,037,040
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	4,469,740
Series 2016 A1, 5% 12/1/46	5,000,000	5,846,450
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Seventh Series, 5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	5,245,000	5,454,643
Series 1998 A:
5.25% 8/1/17	1,205,000	1,248,031
5.25% 8/1/17	2,350,000	2,433,919
Series 9:
5.25% 8/1/40	5,300,000	5,953,543
5.25% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	3,365,000	3,891,723
5% 8/1/29	2,000,000	2,432,460
5% 8/1/30	1,500,000	1,819,005
5% 8/1/31	1,100,000	1,328,085
5% 10/1/33	1,500,000	1,810,500
5% 10/1/34	500,000	600,580
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,512,340
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,589,120
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,872,800
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,139,940
5% 4/15/25	2,230,000	2,564,589
Series 2015 A, 5% 4/15/29	3,000,000	3,524,940
Philadelphia School District Series 2010 C, 5% 9/1/21	4,000,000	4,368,240
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,524,440
Series 2011 A, 5% 1/1/41	2,715,000	3,090,593
Series 2015 B, 5% 7/1/30	3,500,000	4,213,405
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,653,043
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,371,780
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	699,384
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,588,093
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,232,484
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,403,301
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,199,730
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,655,560
Series 2014 A, 5% 9/1/23	1,000,000	1,198,960
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	964,738
5% 9/1/20 (FSA Insured)	1,050,000	1,196,171
5% 9/1/21 (FSA Insured)	730,000	853,407
5% 9/1/22 (FSA Insured)	885,000	1,058,867
5% 9/1/23 (FSA Insured)	1,085,000	1,325,252
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,153,580
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,010,000	1,074,893
5% 12/1/25	1,285,000	1,565,181
5% 12/1/27	1,480,000	1,778,383
5% 12/1/29	1,000,000	1,189,900
6% 6/1/25	1,080,000	1,173,107
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,537,008
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,060,960
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,889,221
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,064,350
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,232,400
Series 2007 B, 5.25% 9/15/28	2,500,000	2,801,300
Series 2009 B, 5% 9/15/28	2,000,000	2,189,140
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured) (b)	1,250,000	1,472,363
5% 4/1/26 (FSA Insured) (b)	1,000,000	1,199,930
5% 4/1/28 (FSA Insured) (b)	1,390,000	1,655,268
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	7,375,000	8,945,506
Series 2011 B, 5.75% 1/1/41	1,500,000	1,754,790
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,069,590
5% 7/1/25	4,465,000	5,041,476
5.25% 7/1/20	1,000,000	1,097,540
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,790,700
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,348,100
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,866,246

TOTAL PENNSYLVANIA		487,038,095

Pennsylvania, New Jersey - 1.4%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	595,570
5% 7/1/23	1,000,000	1,202,110
Series A, 5% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,425,000	1,468,776
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,885,805

TOTAL PENNSYLVANIA, NEW JERSEY		7,152,261

TOTAL MUNICIPAL BONDS
(Cost $463,856,074)		496,720,696
TOTAL INVESTMENT PORTFOLIO - 97.8%
(Cost $463,856,074)		496,720,696
NET OTHER ASSETS (LIABILITIES) - 2.2%		11,089,455
NET ASSETS - 100%		$507,810,151

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At September 30, 2016, the cost of investment securities for income tax purposes was $463,844,622. Net unrealized appreciation aggregated $32,876,074, of which $33,228,975 related to appreciated investment securities and $352,901 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2016